UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: JANT)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: JANW)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: APRT)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: APRW)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: JULT)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: JULW)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: OCTT)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker: OCTW)

AllianzIM U.S. Large Cap Buffer10 Nov ETF (Ticker: NVBT)

AllianzIM U.S. Large Cap Buffer20 Nov ETF (Ticker: NVBW)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Ticker: SIXJ)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)

(Exact name of registrant as specified in charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297

(Name and address of agent for service)

Registrant’s telephone number, including area code: (763) 765-7453

Date of fiscal year end: September 30 and October 31

Date of reporting period: September 30, 2022 and October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Allianz Investment Management LLC

AIM ETF PRODUCTS TRUST

Annual Report

October 31, 2022
September 30, 2022

BUFFERED Exchange-Traded Funds

AllianzIM U.S. Large Cap Buffer10 Jan ETF | JANT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jan ETF | JANW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Apr ETF | APRT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Apr ETF | APRW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jul ETF | JULT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jul ETF | JULW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Oct ETF | OCTT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Oct ETF | OCTW | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Nov ETF | NVBT | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Nov ETF | NVBW | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Want to know more? → www.AllianzIMetfs.com → 1.877.429.3837

ETF-151 (R-10/2022)

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited)

Dear Shareholders,

Thank you for being an investor in the AllianzIM Buffered Exchange-Traded Funds (“ETFs”). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (“AllianzIM”) maintains a long track record of developing and executing risk management strategies. The AllianzIM Buffered ETFs (the “Funds”) are risk mitigation solutions which seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses and offer upside potential by tracking market returns up to a stated Cap. The AllianzIM ETF platform offers 12 Buffered ETFs, including both 12-month and 6-month Outcome Period solutions with additional funds expected to launch. Please note that the fiscal year end for the Funds has changed from September 30 to October 31, except for the AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF, which already have a fiscal year end of October 31. Therefore, this Annual Report covers the period immediately following September 30, 2021, the date of the last annual report, through October 31, 2022, the end of the Funds’ new fiscal year.

For the one-year period that ended September 30, 2022, the S&P 500® Price Return Index (“S&P 500 Price Index”) returned (16.76)% and for the one-year period that ended October 31, 2022, the S&P 500 Price Index returned (15.92)%. For the period covered by this report, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. We view that the era of easy money and ultra-loose monetary policy is in the rear-view mirror and the Fed has the pedal to the metal when it comes to raising the Fed funds rate to combat inflation. Compared to previous Fed hiking cycles, the current campaign from the Fed has proven to be one of the most aggressive as short-term rates have gone from zero-bound to above 3% in less than a year. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. Therefore, against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events and look for ways to mitigate risks along the uncertain road ahead.

Accordingly, the inflation-induced shift of interest rates has already wreaked havoc across the spectrum of risk assets. Equities have experienced a sharp selloff and traditional safe-havens such as U.S. Treasuries appear to be less effective than they were in the past. Despite the market volatility and challenging market environment, we believe the Funds were able to demonstrate their risk management attributes and reduce the amount of negative market performance across their respective Outcome Periods while still offering upside potential. Our Buffered ETFs set initial average gross caps1 over the reporting periods for each Fund’s respective Outcome Period of 19.34% for the 12-month Buffer10 series, 11.78% for the 12-month Buffer20 series, and 8.38% for the 6-month Buffer10 series. We believe investment solutions designed to offer built-in risk mitigation with upside potential can be an important cornerstone of an investor’s portfolio by seeking to keep investors in the market and eliminate challenges in trying to time the market.

In closing, we understand that many investors have less desire for unlimited potential gains if they come with potential loss as noted in the Allianz Life Insurance Company of North America (“Allianz Life”) Q2 2022 Quarterly Market Perceptions Study. The study indicated that only 25% of respondents believe it is worth the risk of potential loss to have unlimited potential gains. In addition, 65% of respondents noted that they are keeping more money than they should out of the market because they are worried about loss. AllianzIM Buffered ETFs may have a place in your portfolio to address investor concerns like those noted in the study. For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS. Furthermore, please visit our website at www.AllianzIMetfs.com to learn more about the Funds.

Sincerely,

Brian Muench

President

AIM ETF Products Trust

Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.

The views expressed above reflect the views of Allianz Investment Management LLC as of 11/2022. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

The Allianz Life 2022 Q2 Quarterly Market Perceptions Study was conducted by Allianz Life via an online survey in March 2022 with a nationally representative sample of 1,004 respondents age 18+.

(1)	Gross reflects the Cap prior to taking into account the 0.74% expense ratio of the ETF.
1

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

(together, the “Funds”)

Fund Performance Overview (unaudited)

The Funds seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on January 1, 2022. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The Buffer for the AllianzIM U.S. Large Cap Buffer10 Jan ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Jan ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Index for the periods covered by this report. Because these periods do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not align with the investment objective of the Funds for the applicable Outcome Period.

For the one-year period that ended September 30, 2022, the S&P 500 Price Index returned (16.76)% and for the one-year period that ended October 31, 2022, the S&P 500 Price Index returned (15.92)%. For the periods, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. The inflation-induced shift of interest rates has wreaked havoc across the spectrum of risk assets with a selloff in equities, and traditional safe-havens such as U.S. Treasuries have proven to be less effective than they were in the past downturns.

The risk mitigation attributes of the 10% and 20% Buffer provided an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Price Index. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events ahead and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

2

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (‘‘JANT’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer10 Jan ETF (NAV) ($10,145)	Allianz U.S. Large Cap Buffer10 Jan ETF (NAV) ($9,540)
Allianz U.S. Large Cap Buffer10 Jan ETF (Market) ($10,146)	Allianz U.S. Large Cap Buffer10 Jan ETF (Market) ($9,500)
S&P 500 Price Return IndexSM ($10,309)	S&P 500 Price Return IndexSM ($9,546)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(December 31, 2020)**	One Year	(December 31, 2020)**
Allianz U.S. Large Cap Buffer10 Jan ETF (NAV)	(9.31)%	0.79%	(12.87)%	(2.66)%
Allianz U.S. Large Cap Buffer10 Jan ETF (Market Price)	(9.38)%	0.79%	(13.29)%	(2.89)%
S&P 500 Price Return IndexSM	(15.92)%	1.67%	(16.76)%	(2.62)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZAJ to JANT.
**	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JANT were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (‘‘JANW’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer20 Jan ETF (NAV) ($10,225)	Allianz U.S. Large Cap Buffer20 Jan ETF (NAV) ($9,842)
Allianz U.S. Large Cap Buffer20 Jan ETF (Market) ($10,214)	Allianz U.S. Large Cap Buffer20 Jan ETF (Market) ($9,806)
S&P 500 Price Return IndexSM ($10,309)	S&P 500 Price Return IndexSM ($9,546)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(December 31, 2020)**	One Year	(December 31, 2020)**
Allianz U.S. Large Cap Buffer20 Jan ETF (NAV)	(3.42)%	1.22%	(6.18)%	(0.91)%
Allianz U.S. Large Cap Buffer20 Jan ETF (Market Price)	(3.62)%	1.16%	(6.67)%	(1.12)%
S&P 500 Price Return IndexSM	(15.92)%	1.67%	(16.76)%	(2.62)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZBJ to JANW.
**	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JANW were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

4

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

(together, the “Funds”)

Fund Performance Overview (unaudited)

The Funds seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on April 1, 2022. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The Buffer for the AllianzIM U.S. Large Cap Buffer10 Apr ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Apr ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Index for the periods covered by this report. Because these periods do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not align with the investment objective of the Funds for the applicable Outcome Period.

For the one-year period that ended September 30, 2022, the S&P 500 Price Index returned (16.76)% and for the one-year period that ended October 31, 2022, the S&P 500 Price Index returned (15.92)%. For the periods, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. The inflation-induced shift of interest rates has wreaked havoc across the spectrum of risk assets with a selloff in equities, and traditional safe-havens such as U.S. Treasuries have proven to be less effective than they were in the past downturns.

The risk mitigation attributes of the 10% and 20% Buffer provided an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Price Index. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events ahead and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

5

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (‘‘APRT’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer10 Apr ETF (NAV) ($11,401)	Allianz U.S. Large Cap Buffer10 Apr ETF (NAV) ($10,816)
Allianz U.S. Large Cap Buffer10 Apr ETF (Market) ($11,387)	Allianz U.S. Large Cap Buffer10 Apr ETF (Market) ($10,762)
S&P 500 Price Return IndexSM ($12,780)	S&P 500 Price Return IndexSM ($11,835)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(May 28, 2020)**	One Year	(May 28, 2020)**
Allianz U.S. Large Cap Buffer10 Apr ETF (NAV)	(5.79)%	5.55%	(7.94)%	3.41%
Allianz U.S. Large Cap Buffer10 Apr ETF (Market Price)	(5.87)%	5.51%	(8.37)%	3.19%
S&P 500 Price Return IndexSM	(15.92)%	10.63%	(16.76)%	7.46%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZAA to APRT.
**	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of APRT were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

6

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (‘‘APRW’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer20 Apr ETF (NAV) ($10,678)	Allianz U.S. Large Cap Buffer20 Apr ETF (NAV) ($10,338)
Allianz U.S. Large Cap Buffer20 Apr ETF (Market) ($10,666)	Allianz U.S. Large Cap Buffer20 Apr ETF (Market) ($10,294)
S&P 500 Price Return IndexSM ($12,780)	S&P 500 Price Return IndexSM ($11,835)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(May 28, 2020)**	One Year	(May 28, 2020)**
Allianz U.S. Large Cap Buffer20 Apr ETF (NAV)	(3.26)%	2.74%	(5.02)%	1.43%
Allianz U.S. Large Cap Buffer20 Apr ETF (Market Price)	(3.46)%	2.70%	(5.57)%	1.25%
S&P 500 Price Return IndexSM	(15.92)%	10.63%	(16.76)%	7.46%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZBA to APRW.
**	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of APRW were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

(together, the “Funds”)

Fund Performance Overview (unaudited)

The Funds seek to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on July 1, 2022. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The Buffer for the AllianzIM U.S. Large Cap Buffer10 Jul ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Jul ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Index for the periods covered by this report. Because these periods do not align with the Outcome Period of the Funds, the Funds’ performance stated over the periods covered by this report does not align with the investment objective of the Funds for the applicable Outcome Period.

For the one-year period that ended September 30, 2022, the S&P 500 Price Index returned (16.76)% and for the one-year period that ended October 31, 2022, the S&P 500 Price Index returned (15.92)%. For the periods, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. The inflation-induced shift of interest rates has wreaked havoc across the spectrum of risk assets with a selloff in equities, and traditional safe-havens such as U.S. Treasuries have proven to be less effective than they were in the past downturns.

The risk mitigation attributes of the 10% and 20% Buffer provided an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Price Index. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events ahead and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

8

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (‘‘JULT’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer10 Jul ETF (NAV) ($11,492)	Allianz U.S. Large Cap Buffer10 Jul ETF (NAV) ($10,895)
Allianz U.S. Large Cap Buffer10 Jul ETF (Market) ($11,513)	Allianz U.S. Large Cap Buffer10 Jul ETF (Market) ($10,857)
S&P 500 Price Return IndexSM ($12,489)	S&P 500 Price Return IndexSM ($11,565)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(June 30, 2020)**	One Year	(June 30, 2020)**
Allianz U.S. Large Cap Buffer10 Jul ETF (NAV)	(4.23)%	6.13%	(5.92)%	3.88%
Allianz U.S. Large Cap Buffer10 Jul ETF (Market Price)	(4.06)%	6.21%	(6.19)%	3.72%
S&P 500 Price Return IndexSM	(15.92)%	9.98%	(16.76)%	6.67%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZAL to JULT.
**	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JULT were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (‘‘JULW’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer20 Jul ETF (NAV) ($10,921)	Allianz U.S. Large Cap Buffer20 Jul ETF (NAV) ($10,542)
Allianz U.S. Large Cap Buffer20 Jul ETF (Market) ($10,940)	Allianz U.S. Large Cap Buffer20 Jul ETF (Market) ($10,538)
S&P 500 Price Return IndexSM ($12,489)	S&P 500 Price Return IndexSM ($11,565)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(June 30, 2020)**	One Year	(June 30, 2020)**
Allianz U.S. Large Cap Buffer20 Jul ETF (NAV)	(0.93)%	3.84%	(2.66)%	2.37%
Allianz U.S. Large Cap Buffer20 Jul ETF (Market Price)	(0.86)%	3.92%	(2.83)%	2.35%
S&P 500 Price Return IndexSM	(15.92)%	9.98%	(16.76)%	6.67%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZBL to JULW.
**	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of JULW were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

(together, the ‘‘Funds’’)

Fund Performance Overview (unaudited)

The Funds seek to match the share price returns of the SPDR S&P 500 ETF Trust up to a stated upside Cap, while limiting downside losses to the SPDR S&P 500 ETF Trust by the amount of the stated Buffer over a twelve-month Outcome Period. The Funds’ most recent Outcome Period initiated on October 1, 2022. Prior to October 1, 2022, the Funds sought to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer over a twelve-month Outcome Period from October 1 to September 30. AllianzIM’s Buffered ETF solutions seek to provide downside risk mitigation through a Buffer against the first 10% and 20% of market losses. The Buffer for the AllianzIM U.S. Large Cap Buffer10 Oct ETF is 10% and the AllianzIM U.S. Large Cap Buffer20 Oct ETF is 20%. This market commentary will primarily focus on factors influencing the S&P 500 Price Index for the periods covered by this report. Because the one-year period ended October 31, 2022 does not align with the Outcome Period of the Funds, the Funds’ performance stated over such period does not align with the investment objective of the Funds over the applicable Outcome Period.

For the one-year period that ended September 30, 2022, the S&P 500 Price Index returned (16.76)% and for the one-year period that ended October 31, 2022, the S&P 500 Price Index returned (15.92)%. For the periods, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. The inflation-induced shift of interest rates has wreaked havoc across the spectrum of risk assets with a selloff in equities, and traditional safe-havens such as U.S. Treasuries have proven to be less effective than they were in the past downturns.

The risk mitigation attributes of the 10% and 20% Buffer provided an opportunity for the Funds to soften market losses during the reporting periods and outperform the S&P 500 Price Index. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events ahead and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR S&P 500 ETF Trust, if the return of the SPDR S&P 500 ETF Trust for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Funds’ website, www.AllianzIMetfs.com, provides important information relating to each Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

11

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (‘‘OCTT’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment at

October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer10 Oct ETF (NAV) ($11,182)	Allianz U.S. Large Cap Buffer10 Oct ETF (NAV) ($10,652)
Allianz U.S. Large Cap Buffer10 Oct ETF (Market) ($11,220)	Allianz U.S. Large Cap Buffer10 Oct ETF (Market) ($10,684)
S&P 500 Price Return IndexSM ($11,513)	S&P 500 Price Return IndexSM ($10,662)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(September 30, 2020)**	One Year	(September 30, 2020)**
Allianz U.S. Large Cap Buffer10 Oct ETF (NAV)	(6.62)%	5.50%	(7.54)%	3.21%
Allianz U.S. Large Cap Buffer10 Oct ETF (Market Price)	(6.25)%	5.68%	(7.37)%	3.37%
S&P 500 Price Return IndexSM	(15.92)%	6.99%	(16.76)%	3.26%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZAO to OCTT.
**	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of OCTT were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

12

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (‘‘OCTW’’)* at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020**) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

Allianz U.S. Large Cap Buffer20 Oct ETF (NAV) ($10,984)	Allianz U.S. Large Cap Buffer20 Oct ETF (NAV) ($10,674)
Allianz U.S. Large Cap Buffer20 Oct ETF (Market) ($11,009)	Allianz U.S. Large Cap Buffer20 Oct ETF (Market) ($10,698)
S&P 500 Price Return IndexSM ($11,513)	S&P 500 Price Return IndexSM ($10,662)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(September 30, 2020)**	One Year	(September 30, 2020)**
Allianz U.S. Large Cap Buffer20 Oct ETF (NAV)	0.16%	4.60%	(0.75)%	3.32%
Allianz U.S. Large Cap Buffer20 Oct ETF (Market Price)	0.23%	4.72%	(0.65)%	3.43%
S&P 500 Price Return IndexSM	(15.92)%	6.99%	(16.76)%	3.26%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	Effective October 31, 2022, the Fund’s ticker symbol changed from AZBO to OCTW.
**	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of OCTW were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund share.

13

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

(the “Fund”)

Fund Performance Overview (unaudited)

The Fund seeks to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer over a six-month Outcome Period. The Fund’s most recent Outcome Period initiated on July 1, 2022. The Fund seeks to provide downside risk mitigation through a Buffer against the first 10% of market loss. This market commentary will primarily focus on factors influencing the S&P 500 Price Index for periods from the Fund’s inception on December 31, 2021. Because these periods do not align with the Outcome Period of the Fund, the Fund’s performance stated over the periods covered by this report does not align with the investment objective of the Fund for the applicable Outcome Period.

For the year-to-date period that ended September 30, 2022, the S&P 500 Price Index returned (24.77)% and for the year-to-date period that ended October 31, 2022, the S&P 500 Price Index returned (18.76)%. For the periods, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. The inflation-induced shift of interest rates has wreaked havoc across the spectrum of risk assets with a selloff in equities, and traditional safe-havens such as U.S. Treasuries have proven to be less effective than they were in the past downturns.

The risk mitigation attributes of the 10% Buffer provided an opportunity for the Fund to soften market losses during the reporting periods and outperform the S&P 500 Price Index. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events ahead and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the S&P 500 Price Index, if the return of the S&P 500 Price Index for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Fund’s website, www.AllianzIMetfs.com, provides important information relating to the Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

14

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (‘‘SIXJ’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 29, 2021*) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
(NAV) ($9,160)	(NAV) ($8,757)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
(Market) ($9,162)	(Market) ($8,750)
S&P 500 Price Return IndexSM ($8,124)	S&P 500 Price Return IndexSM ($7,523)

Average Annual Return as of:

	October 31, 2022	September 30, 2022
	Since Inception	Since Inception
	(December 29, 2021)*	(December 29, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV)	(8.40)%	(12.43)%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market Price)	(8.38)%	(12.50)%
S&P 500 Price Return IndexSM	(18.76)%	(24.77)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	The inception date, December 29, 2021, is the date the Fund started accruing expenses and commenced operations. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 4, 2022.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

15

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

(the “Fund”)

Fund Performance Overview (unaudited)

The Fund seeks to match the share price returns of the SPDR S&P 500 ETF Trust up to a stated upside Cap, while limiting downside losses to the SPDR S&P 500 ETF Trust by the amount of the stated Buffer over a six-month Outcome Period. The Fund’s most recent Outcome Period initiated on October 1, 2022. Prior to October 1, 2022, the Fund sought to match the returns of the S&P 500® Price Return Index (“S&P 500 Price Index”) up to a stated upside Cap, while limiting downside losses to the S&P 500 Price Index by the amount of the stated Buffer over a six-month Outcome Period from April 1 to September 30 or October 1 to March 31. The Fund seeks to provide downside risk mitigation through a Buffer against the first 10% of market loss. This market commentary will primarily focus on factors influencing the S&P 500 Price Index for the periods covered by this report. Because these periods do not align with the Outcome Period of the Fund, the Fund’s performance stated over the periods covered by this report does not align with the investment objective of the Fund for the applicable Outcome Period.

For the one-year period that ended September 30, 2022, the S&P 500 Price Index returned (16.76)% and for the one-year period that ended October 31, 2022, the S&P 500 Price Index returned (15.92)%. For the periods, the macroeconomic environment has been particularly challenging for investors. Inflation has become more entrenched in the economy because of over-stimulated policies, and the Federal Reserve (the “Fed”) has run into a problematic situation in which interest rates must be lifted swiftly to create enough restrictive friction on consumer demand. The Fed has accepted the challenge of facing inflation head on and understands the collateral damage of slowing the economy may lead to a recession. The inflation-induced shift of interest rates has wreaked havoc across the spectrum of risk assets with a selloff in equities, and traditional safe-havens such as U.S. Treasuries have proven to be less effective than they were in the past downturns.

The risk mitigation attributes of the 10% Buffer provided an opportunity for the Fund to soften market losses during the reporting periods and outperform the S&P 500 Price Index. Against a backdrop of rapidly rising rates, the potential of a recession, and continuing geopolitical risks, we believe it makes sense for investors to buckle up for the possibility of more volatile market events ahead and look for ways to mitigate risks along the uncertain road ahead.

Each AllianzIM Buffered ETF is subject to an upside return Cap that represents the absolute maximum percentage return that the Fund can achieve for its outcome period. Therefore, even though the Fund seeks to provide returns based upon the performance of the SPDR S&P 500 ETF Trust, if the return of the SPDR S&P 500 ETF Trust for the outcome period exceeds the Cap, the Fund will not experience those excess gains. The Fund’s website, www.AllianzIMetfs.com, provides important information relating to the Fund, including potential outcomes of an investment in the Fund. One cannot invest directly in an index. Past performance does not guarantee future results.

16

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

Fund Performance Overview (unaudited) (continued)

The following graphs depict the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (‘‘SIXO’’) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2021*) to October 31, 2022 and September 30, 2022, respectively. Please note the fiscal year end changed from September 30 to October 31. Therefore, the period covered is from the Fund’s inception through October 31, 2022, the Fund’s new fiscal year end.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF Growth of a Hypothetical $10,000 Investment at
October 31, 2022 and September 30, 2022

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
(NAV) ($9,691)	(NAV) ($9,304)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
(Market) ($9,697)	(Market) ($9,330)
S&P 500 Price Return IndexSM ($8,989)	S&P 500 Price Return IndexSM ($8,324)

Average Annual Return as of:

	October 31, 2022		September 30, 2022
		Since Inception		Since Inception
	One Year	(September 30, 2021)*	One Year	(September 30, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV)	(5.70)%	(2.85)%	(6.96)%	(6.96)%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market Price)	(5.70)%	(2.79)%	(6.70)%	(6.70)%
S&P 500 Price Return IndexSM	(15.92)%	(9.36)%	(16.76)%	(16.76)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.
*	The inception date, September 30, 2021, is the date the Fund started accruing expenses and commenced operations. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIMetfs.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

17

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 37.1%
Options on Equity Indices - 37.1%
S&P 500 Index	December 2022	$3,098.02	278	$86,124,956	$22,108,951
S&P 500 E-mini Index	December 2022	309.80	264	8,178,720	2,099,605
Total Options Purchased - Calls (Cost $47,868,005)				94,303,676	24,208,556
OPTION PURCHASED - PUTS(b) - 73.8%
Options on Equity Indices - 73.8%
S&P 500 Index	December 2022	4,766.18	139	66,249,902	12,130,692
S&P 500 Index	December 2022	6,196.03	139	86,124,817	31,871,769
S&P 500 E-mini Index	December 2022	476.62	132	6,291,384	1,152,005
S&P 500 E-mini Index	December 2022	619.60	132	8,178,720	3,026,632
Total Options Purchased - Puts (Cost $47,012,943)				166,844,823	48,181,098
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 2.430%, 11/01/22(c)				$20,704	20,704
Total Short-Term Investments (Cost $20,704)					20,704
Total Investments – 110.9% (Cost $94,901,652)					72,410,358
Other assets less liabilities – (10.9)%					(7,101,629)
Net Assets – 100.0%					$65,308,729

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

18

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	139	$5,338.12	December 2022	$1,075	$74,199,868	$(1,007)
S&P 500 Index	139	6,196.03	December 2022	405	86,124,817	(694)
S&P 500 E-mini Index	132	533.81	December 2022	784	7,046,292	(96)
S&P 500 E-mini Index	132	619.60	December 2022	688	8,178,720	(66)
				$2,952	$175,549,697	$(1,863)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	278	$3,098.02	December 2022	$682,972	$86,124,956	$(293,307)
S&P 500 Index	139	4,289.56	December 2022	3,627,946	59,624,884	(5,838,770)
S&P 500 E-mini Index	264	309.80	December 2022	65,716	8,178,720	(27,852)
S&P 500 E-mini Index	132	428.96	December 2022	402,053	5,662,272	(554,518)
				$4,778,687	$159,590,832	$(6,714,447)
TOTAL OPTIONS WRITTEN				$4,781,639	$335,140,529	$(6,716,310)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 34.8%
Options on Equity Indices - 34.8%
S&P 500 Index	December 2022	$3,098.06	216	$66,918,096	$17,177,364
S&P 500 E-mini Index	December 2022	309.85	244	7,560,340	1,939,394
Total Options Purchased - Calls (Cost $40,482,681)				74,478,436	19,116,758
OPTION PURCHASED - PUTS(b) - 69.3%
Options on Equity Indices - 69.3%
S&P 500 Index	December 2022	4,766.23	108	51,475,284	9,425,816
S&P 500 Index	December 2022	6,196.13	108	66,918,204	24,764,749
S&P 500 E-mini Index	December 2022	476.67	122	5,815,374	1,065,332
S&P 500 E-mini Index	December 2022	619.70	122	7,560,340	2,798,553
Total Options Purchased - Puts (Cost $37,027,348)				131,769,202	38,054,450
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Sumitomo Corporation, Tokyo, 2.430%, 11/01/22(c)				$22,941	22,941
Total Short-Term Investments (Cost $22,941)					22,941
Total Investments – 104.1% (Cost $77,532,970)					57,194,149
Other assets less liabilities – (4.1)%					(2,232,713)
Net Assets – 100.0%					$54,961,436

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

20

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	108	$5,085.51	December 2022	$4,161	$54,923,508	$(2,006)
S&P 500 Index	108	6,196.13	December 2022	284	66,918,204	(539)
S&P 500 E-mini Index	122	508.55	December 2022	481	6,204,310	(227)
S&P 500 E-mini Index	122	619.70	December 2022	584	7,560,340	(61)
				$5,510	$135,606,362	$(2,833)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	216	$3,098.06	December 2022	$540,328	$66,918,096	$(227,919)
S&P 500 Index	108	3,812.94	December 2022	1,521,021	41,179,752	(1,286,211)
S&P 500 E-mini Index	244	309.85	December 2022	62,019	7,560,340	(25,779)
S&P 500 E-mini Index	122	381.29	December 2022	175,530	4,651,738	(145,276)
				$2,298,898	$120,309,926	$(1,685,185)
TOTAL OPTIONS WRITTEN				$2,304,408	$255,916,288	$(1,688,018)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

21

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 47.7%
Options on Equity Indices - 47.7%
S&P 500 Index	March 2023	$2,944.83	84	$24,736,572	$8,314,242
S&P 500 E-mini Index	March 2023	294.48	46	1,354,608	455,316
Total Options Purchased - Calls (Cost $14,329,220)				26,091,180	8,769,558
OPTION PURCHASED - PUTS(b) - 61.9%
Options on Equity Indices - 61.9%
S&P 500 Index	March 2023	4,530.50	42	19,028,100	2,663,230
S&P 500 Index	March 2023	5,889.65	42	24,736,530	8,121,817
S&P 500 E-mini Index	March 2023	453.05	23	1,042,015	145,844
S&P 500 E-mini Index	March 2023	588.97	23	1,354,631	444,777
Total Options Purchased - Puts (Cost $11,110,907)				46,161,276	11,375,668
Total Investments – 109.6% (Cost $25,440,127)					20,145,226
Other assets less liabilities – (9.6)%					(1,767,807)
Net Assets – 100.0%					$18,377,419

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	42	$5,210.08	March 2023	$14,461	$21,882,336	$(7,783)
S&P 500 Index	42	5,889.65	March 2023	1,033	24,736,530	(646)
S&P 500 E-mini Index	23	521.01	March 2023	726	1,198,323	(426)
S&P 500 E-mini Index	23	588.97	March 2023	112	1,354,631	(35)
				$16,332	$49,171,820	$(8,890)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	84	$2,944.83	March 2023	$382,777	$24,736,572	$(267,732)
S&P 500 Index	42	4,077.45	March 2023	963,185	17,125,290	(1,323,572)
S&P 500 E-mini Index	46	294.48	March 2023	20,105	1,354,608	(14,661)
S&P 500 E-mini Index	23	407.75	March 2023	56,714	937,825	(72,488)
				$1,422,781	$44,154,295	$(1,678,453)
TOTAL OPTIONS WRITTEN				$1,439,113	$93,326,115	$(1,687,343)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

23

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 45.7%
Options on Equity Indices - 45.7%
S&P 500 Index	March 2023	$2,944.87	254	$74,799,698	$25,139,747
S&P 500 E-mini Index	March 2023	294.53	166	4,889,198	1,642,332
Total Options Purchased - Calls (Cost $40,126,203)				79,688,896	26,782,079
OPTION PURCHASED - PUTS(b) - 59.3%
Options on Equity Indices - 59.3%
S&P 500 Index	March 2023	4,530.55	127	57,537,985	8,053,631
S&P 500 Index	March 2023	5,889.74	127	74,799,698	24,559,951
S&P 500 E-mini Index	March 2023	453.10	83	3,760,730	526,652
S&P 500 E-mini Index	March 2023	589.06	83	4,889,198	1,605,802
Total Options Purchased - Puts (Cost $34,454,429)				140,987,611	34,746,036
				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 2.430%, 11/01/22(c)				$29,423	29,423
Total Short-Term Investments (Cost $29,423)					29,423
Total Investments – 105.1% (Cost $74,610,055)					61,557,538
Other assets less liabilities – (5.1)%					(2,991,117)
Net Assets – 100.0%					$58,566,421

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

24

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	127	$4,942.78	March 2023	$130,498	$62,773,306	$(72,629)
S&P 500 Index	127	5,889.74	March 2023	2,936	74,799,698	(1,954)
S&P 500 E-mini Index	83	494.28	March 2023	8,365	4,102,524	(4,746)
S&P 500 E-mini Index	83	589.06	March 2023	429	4,889,198	(127)
				$142,228	$146,564,726	$(79,456)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	254	$2,944.87	March 2023	$1,127,048	$74,799,698	$(809,638)
S&P 500 Index	127	3,624.40	March 2023	1,819,493	46,029,880	(1,699,878)
S&P 500 E-mini Index	166	294.53	March 2023	73,475	4,889,198	(52,960)
S&P 500 E-mini Index	83	362.44	March 2023	119,288	3,008,252	(111,094)
				$3,139,304	$128,727,028	$(2,673,570)
TOTAL OPTIONS WRITTEN				$3,281,532	$275,291,754	$(2,753,026)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 76.2%
Options on Equity Indices - 76.2%
S&P 500 Index	June 2023	$2,460.68	210	$51,674,280	$31,006,394
S&P 500 E-mini Index	June 2023	246.07	218	5,364,326	3,218,718
Total Options Purchased - Calls (Cost $40,156,764)				57,038,606	34,225,112
OPTION PURCHASED - PUTS(b) - 30.8%
Options on Equity Indices - 30.8%
S&P 500 Index	June 2023	3,785.66	105	39,749,430	2,466,759
S&P 500 Index	June 2023	4,921.36	105	51,674,280	10,055,166
S&P 500 E-mini Index	June 2023	378.57	109	4,126,413	256,088
S&P 500 E-mini Index	June 2023	492.14	109	5,364,326	1,043,861
Total Options Purchased - Puts (Cost $15,565,009)				100,914,449	13,821,874
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Citibank, New York, 2.430%, 11/01/22(c)				$16,844	16,844
Total Short-Term Investments (Cost $16,844)					16,844
Total Investments – 107.0% (Cost $55,738,617)					48,063,830
Other assets less liabilities – (7.0)%					(3,128,724)
Net Assets – 100.0%					$44,935,106

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

26

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	105	$4,648.79	June 2023	$660,667	$48,812,295	$(586,662)
S&P 500 Index	105	4,921.36	June 2023	304,601	51,674,280	(239,104)
S&P 500 E-mini Index	109	464.88	June 2023	57,699	5,067,192	(60,899)
S&P 500 E-mini Index	109	492.14	June 2023	25,387	5,364,326	(24,818)
				$1,048,354	$110,918,093	$(911,483)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	210	$2,460.68	June 2023	$594,154	$51,674,280	$(565,728)
S&P 500 Index	105	3,407.09	June 2023	1,170,846	35,774,445	(1,356,116)
S&P 500 E-mini Index	218	246.07	June 2023	64,165	5,364,326	(58,730)
S&P 500 E-mini Index	109	340.71	June 2023	135,460	3,713,739	(140,780)
				$1,964,625	$96,526,790	$(2,121,354)
TOTAL OPTIONS WRITTEN				$3,012,979	$207,444,883	$(3,032,837)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

27

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 76.6%
Options on Equity Indices - 76.6%
S&P 500 Index	June 2023	$2,460.72	618	$152,072,496	$91,245,073
S&P 500 E-mini Index	June 2023	246.11	196	4,823,756	2,893,160
Total Options Purchased - Calls (Cost $106,489,262)				156,896,252	94,138,233
OPTION PURCHASED - PUTS(b) - 31.0%
Options on Equity Indices - 31.0%
S&P 500 Index	June 2023	3,785.70	309	116,978,130	7,259,753
S&P 500 Index	June 2023	4,921.43	309	152,072,187	29,592,844
S&P 500 E-mini Index	June 2023	378.60	98	3,710,280	230,348
S&P 500 E-mini Index	June 2023	492.21	98	4,823,658	939,128
Total Options Purchased - Puts (Cost $43,515,990)				277,584,255	38,022,073
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
JP Morgan Chase & Co., New York, 2.430%, 11/01/22(c)				$3,736	3,736
Total Short-Term Investments (Cost $3,736)					3,736
Total Investments – 107.6% (Cost $150,008,988)					132,164,042
Other assets less liabilities – (7.6)%					(9,355,870)
Net Assets – 100.0%					$122,808,172

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	309	$4,315.65	June 2023	$4,337,238	$133,353,585	$(4,358,783)
S&P 500 Index	309	4,921.43	June 2023	859,932	152,072,187	(703,481)
S&P 500 E-mini Index	98	431.57	June 2023	129,649	4,229,386	(138,223)
S&P 500 E-mini Index	98	492.21	June 2023	24,417	4,823,658	(22,260)
				$5,351,236	$294,478,816	$(5,222,747)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	618	$2,460.72	June 2023	$1,782,819	$152,072,496	$(1,664,961)
S&P 500 Index	309	3,028.53	June 2023	2,060,293	93,581,577	(2,099,927)
S&P 500 E-mini Index	196	246.11	June 2023	57,613	4,823,756	(52,836)
S&P 500 E-mini Index	98	302.85	June 2023	68,023	2,967,930	(66,596)
				$3,968,748	$253,445,759	$(3,884,320)
TOTAL OPTIONS WRITTEN				$9,319,984	$547,924,575	$(9,107,067)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 100.5%
Options on ETF - 100.5%
S&P 500 ETF Trust	September 2023	$2.64	1,714	$452,496	$64,578,632
Total Options Purchased - Calls (Cost $60,656,993)				452,496	64,578,632
OPTION PURCHASED - PUTS(b) - 5.6%
Options on ETF - 5.6%
S&P 500 ETF Trust	September 2023	357.14	1,714	61,213,796	3,589,410
Total Options Purchased - Puts (Cost $5,080,351)				61,213,796	3,589,410
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
China Construction Bank Corporation, New York, 2.430%, 11/01/22(c)				$475,804	475,804
Total Short-Term Investments (Cost $475,804)					475,804
Total Investments – 106.8% (Cost $66,213,148)					68,643,846
Other assets less liabilities – (6.8)%					(4,349,475)
Net Assets – 100.0%					$64,294,371

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	1,714	$452.55	September 2023	$1,242,212	$77,567,070	$(2,152,611)
				$1,242,212	$77,567,070	$(2,152,611)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	1,714	$321.46	September 2023	$3,185,866	$55,098,244	$(2,161,789)
				$3,185,866	$55,098,244	$(2,161,789)
TOTAL OPTIONS WRITTEN				$4,428,078	$132,665,314	$(4,314,400)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

30

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 102.5%
Options on ETF - 102.5%
S&P 500 ETF Trust	September 2023	$2.68	4,237	$1,135,516	$159,621,830
Total Options Purchased - Calls (Cost $150,358,965)				1,135,516	159,621,830
OPTION PURCHASED - PUTS(b) - 5.7%
Options on ETF - 5.7%
S&P 500 ETF Trust	September 2023	357.22	4,237	151,354,114	8,882,470
Total Options Purchased - Puts (Cost $12,522,056)				151,354,114	8,882,470
				Principal
SHORT-TERM INVESTMENTS - 0.7%
Time Deposits - 0.7%
JP Morgan Chase & Co., New York, 2.430%, 11/01/22(c)				$1,125,708	1,125,708
Total Short-Term Investments (Cost $1,125,708)					1,125,708
Total Investments – 108.9% (Cost $164,006,729)					169,630,008
Other assets less liabilities – (8.9)%					(13,795,269)
Net Assets – 100.0%					$155,834,739

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	4,237	$418.54	September 2023	$6,763,946	$177,335,398	$(10,586,128)
				$6,763,946	$177,335,398	$(10,586,128)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	4,237	$285.74	September 2023	$4,750,298	$121,068,038	$(3,124,147)
				$4,750,298	$121,068,038	$(3,124,147)
TOTAL OPTIONS WRITTEN				$11,514,244	$298,403,436	$(13,710,275)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Nov ETF

Schedule of Investments

October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 97.2%
Options on ETF - 97.2%
S&P 500 ETF Trust	October 2023	$2.86	129	$36,894	$4,859,688
Total Options Purchased - Calls (Cost $4,860,184)				36,894	4,859,688
OPTION PURCHASED - PUTS(b) - 8.2%
Options on ETF - 8.2%
S&P 500 ETF Trust	October 2023	386.17	129	4,981,593	407,769
Total Options Purchased - Puts (Cost $408,266)				4,981,593	407,769
Total Investments – 105.4% (Cost $5,268,450)					5,267,457
Other assets less liabilities – (5.4)%					(269,444)
Net Assets – 100.0%					$4,998,013

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	129	$489.48	October 2023	$70,840	$6,314,292	$(71,337)
				$70,840	$6,314,292	$(71,337)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	129	$347.59	October 2023	$250,408	$4,483,911	$(250,905)
				$250,408	$4,483,911	$(250,905)
TOTAL OPTIONS WRITTEN				$321,248	$10,798,203	$(322,242)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Nov ETF

Schedule of Investments

October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 97.2%
Options on ETF - 97.2%
S&P 500 ETF Trust	October 2023	$2.90	129	$37,410	$4,859,172
Total Options Purchased - Calls (Cost $4,859,668)				37,410	4,859,172
OPTION PURCHASED - PUTS(b) - 8.2%
Options on ETF - 8.2%
S&P 500 ETF Trust	October 2023	386.25	129	4,982,625	408,027
Total Options Purchased - Puts (Cost $408,524)				4,982,625	408,027
Total Investments – 105.4% (Cost $5,268,192)					5,267,199
Other assets less liabilities – (5.4)%					(269,186)
Net Assets – 100.0%					$4,998,013

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	129	$451.52	October 2023	$175,588	$5,824,608	$(176,085)
				$175,588	$5,824,608	$(176,085)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	129	$308.97	October 2023	$145,918	$3,985,713	$(146,415)
				$145,918	$3,985,713	$(146,415)
TOTAL OPTIONS WRITTEN				$321,506	$9,810,321	$(322,500)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 72.9%
Options on Equity Indices - 72.9%
S&P 500 Index	December 2022	$2,460.68	132	$32,480,976	$18,746,650
S&P 500 E-mini Index	December 2022	246.07	62	1,525,634	880,512
Total Options Purchased - Calls (Cost $20,536,267)				34,006,610	19,627,162
OPTION PURCHASED - PUTS(b) - 29.2%
Options on Equity Indices - 29.2%
S&P 500 Index	December 2022	3,785.66	66	24,985,356	720,511
S&P 500 Index	December 2022	4,921.36	66	32,480,976	6,775,083
S&P 500 E-mini Index	December 2022	378.57	31	1,173,567	33,846
S&P 500 E-mini Index	December 2022	492.14	31	1,525,634	318,236
Total Options Purchased - Puts (Cost $9,395,301)				60,165,533	7,847,676
				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
JP Morgan Chase & Co., New York, 2.430%, 11/01/22(c)				$13,683	13,683
Total Short-Term Investments (Cost $13,683)					13,683
Total Investments – 102.2% (Cost $29,945,251)					27,488,521
Other assets less liabilities – (2.2)%					(579,753)
Net Assets – 100.0%					$26,908,768

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

October 31, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF OCTOBER 31, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	66	$4,190.73	December 2022	$318,797	$27,658,818	$(255,320)
S&P 500 Index	66	4,921.36	December 2022	5,478	32,480,976	(2,865)
S&P 500 E-mini Index	31	419.07	December 2022	12,432	1,299,117	(11,994)
S&P 500 E-mini Index	31	492.14	December 2022	159	1,525,634	(135)
				$336,866	$62,964,545	$(270,314)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	132	$2,460.68	December 2022	$52,556	$32,480,976	$(28,141)
S&P 500 Index	66	3,407.09	December 2022	271,468	22,486,794	(194,605)
S&P 500 E-mini Index	62	246.07	December 2022	2,429	1,525,634	(1,322)
S&P 500 E-mini Index	31	340.71	December 2022	12,843	1,056,201	(9,141)
				$339,296	$57,549,605	$(233,209)
TOTAL OPTIONS WRITTEN				$676,162	$120,514,150	$(503,523)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

October 31, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 102.1%
Options on ETF - 102.1%
S&P 500 ETF Trust	March 2023	$2.64	911	$240,504	$34,638,420
Total Options Purchased - Calls (Cost $32,689,774)				240,504	34,638,420
OPTION PURCHASED - PUTS(b) - 3.3%
Options on ETF - 3.3%
S&P 500 ETF Trust	March 2023	357.14	911	32,535,454	1,138,091
Total Options Purchased - Puts (Cost $1,961,799)				32,535,454	1,138,091
				Principal
SHORT-TERM INVESTMENTS - 0.8%
Time Deposits - 0.8%
Skandinaviska Enskilda Banken AB, Stockholm, 2.430%, 11/01/22(c)				$256,388	256,388
Total Short-Term Investments (Cost $256,388)					256,388
Total Investments – 106.2% (Cost $34,907,961)					36,032,899
Other assets less liabilities – (6.2)%					(2,114,638)
Net Assets – 100.0%					$33,918,261

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	911	$404.15	March 2023	$973,474	$36,818,065	$(1,563,403)
				$973,474	$36,818,065	$(1,563,403)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	911	$321.46	March 2023	$1,032,618	$29,285,006	$(532,076)
				$1,032,618	$29,285,006	$(532,076)
TOTAL OPTIONS WRITTEN				$2,006,092	$66,103,071	$(2,095,479)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 28.2%
Options on Equity Indices - 28.2%
S&P 500 Index	December 2022	$3,098.02	276	$85,505,352	$15,702,762
S&P 500 E-mini Index	December 2022	309.80	254	7,868,920	1,445,153
Total Options Purchased - Calls (Cost $47,631,224)				93,374,272	17,147,915
OPTION PURCHASED - PUTS(b) - 91.7%
Options on Equity Indices - 91.7%
S&P 500 Index	December 2022	4,766.18	138	65,773,284	15,761,449
S&P 500 Index	December 2022	6,196.03	138	85,505,214	35,328,362
S&P 500 E-mini Index	December 2022	476.62	127	6,053,074	1,450,535
S&P 500 E-mini Index	December 2022	619.60	127	7,868,920	3,251,196
Total Options Purchased - Puts (Cost $45,765,208)				165,200,492	55,791,542
				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Skandinaviska Enskilda Banken AB, Stockholm, 2.430%, 10/03/22(c)				$37,716	37,716
Total Short-Term Investments (Cost $37,716)					37,716
Total Investments – 120.0% (Cost $93,434,148)					72,977,173
Other assets less liabilities – (20.0)%					(12,161,555)
Net Assets – 100.0%					$60,815,618

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	138	$5,338.12	December 2022	$1,117	$73,666,056	$(1,388)
S&P 500 Index	138	6,196.03	December 2022	569	85,505,214	(690)
S&P 500 E-mini Index	127	533.81	December 2022	892	6,779,387	(128)
S&P 500 E-mini Index	127	619.60	December 2022	796	7,868,920	(63)
				$3,374	$173,819,577	$(2,269)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	276	$3,098.02	December 2022	$774,687	$85,505,352	$(1,509,364)
S&P 500 Index	138	4,289.56	December 2022	3,583,932	59,195,928	(9,308,596)
S&P 500 E-mini Index	254	309.80	December 2022	70,730	7,868,920	(138,899)
S&P 500 E-mini Index	127	428.96	December 2022	380,052	5,447,792	(856,709)
				$4,809,401	$158,017,992	$(11,813,568)
TOTAL OPTIONS WRITTEN				$4,812,775	$331,837,569	$(11,815,837)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 25.9%
Options on Equity Indices - 25.9%
S&P 500 Index	December 2022	$3,098.06	222	$68,776,932	$12,629,722
S&P 500 E-mini Index	December 2022	309.85	268	8,303,980	1,523,661
Total Options Purchased - Calls (Cost $41,822,248)				77,080,912	14,153,383

OPTION PURCHASED - PUTS(b) - 84.1%
Options on Equity Indices - 84.1%
S&P 500 Index	December 2022	4,766.23	111	52,905,153	12,678,238
S&P 500 Index	December 2022	6,196.13	111	68,777,043	28,417,392
S&P 500 E-mini Index	December 2022	476.67	134	6,387,378	1,531,150
S&P 500 E-mini Index	December 2022	619.70	134	8,303,980	3,431,724
Total Options Purchased - Puts (Cost $37,786,099)				136,373,554	46,058,504
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 2.430%, 10/03/22(c)				$5,076	5,076
Total Short-Term Investments (Cost $5,076)					5,076
Total Investments – 110.0% (Cost $79,613,423)					60,216,963
Other assets less liabilities – (10.0)%					(5,472,052)
Net Assets – 100.0%					$54,744,911

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	111	$5,085.51	December 2022	$4,679	$56,449,161	$(2,210)
S&P 500 Index	111	6,196.13	December 2022	409	68,777,043	(555)
S&P 500 E-mini Index	134	508.55	December 2022	556	6,814,570	(267)
S&P 500 E-mini Index	134	619.70	December 2022	770	8,303,980	(67)
				$6,414	$140,344,754	$(3,099)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	222	$3,098.06	December 2022	$622,965	$68,776,932	$(1,214,170)
S&P 500 Index	111	3,812.94	December 2022	1,570,349	42,323,634	(3,210,240)
S&P 500 E-mini Index	268	309.85	December 2022	74,544	8,303,980	(146,731)
S&P 500 E-mini Index	134	381.29	December 2022	195,375	5,109,286	(387,510)
				$2,463,233	$124,513,832	$(4,958,651)
TOTAL OPTIONS WRITTEN				$2,469,647	$264,858,586	$(4,961,750)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 38.7%
Options on Equity Indices - 38.7%
S&P 500 Index	March 2023	$2,944.83	84	$24,736,572	$6,400,299
S&P 500 E-mini Index	March 2023	294.48	46	1,354,608	350,504
Total Options Purchased - Calls (Cost $14,329,220)				26,091,180	6,750,803
OPTION PURCHASED - PUTS(b) - 78.5%
Options on Equity Indices - 78.5%
S&P 500 Index	March 2023	4,530.50	42	19,028,100	3,708,606
S&P 500 Index	March 2023	5,889.65	42	24,736,530	9,270,157
S&P 500 E-mini Index	March 2023	453.05	23	1,042,015	203,090
S&P 500 E-mini Index	March 2023	588.97	23	1,354,631	507,663
Total Options Purchased - Puts (Cost $10,878,699)				46,161,276	13,689,516
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 2.430%, 10/03/22(c)				$264	264
Total Short-Term Investments (Cost $264)					264
Total Investments – 117.2% (Cost $25,208,183)					20,440,583
Other assets less liabilities – (17.2)%					(3,006,243)
Net Assets – 100.0%					$17,434,340

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	42	$5,210.08	March 2023	$14,791	$21,882,336	$(3,839)
S&P 500 Index	42	5,889.65	March 2023	1,183	24,736,530	(634)
S&P 500 E-mini Index	23	521.01	March 2023	739	1,198,323	(210)
S&P 500 E-mini Index	23	588.97	March 2023	164	1,354,631	(35)
				$16,877	$49,171,820	$(4,718)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	84	$2,944.83	March 2023	$406,237	$24,736,572	$(654,380)
S&P 500 Index	42	4,077.45	March 2023	963,185	17,125,290	(2,127,056)
S&P 500 E-mini Index	46	294.48	March 2023	22,133	1,354,608	(35,833)
S&P 500 E-mini Index	23	407.75	March 2023	56,714	937,825	(116,490)
				$1,448,269	$44,154,295	$(2,933,759)
TOTAL OPTIONS WRITTEN				$1,465,146	$93,326,115	$(2,938,477)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 36.4%
Options on Equity Indices - 36.4%
S&P 500 Index	March 2023	$2,944.87	260	$76,566,620	$19,809,567
S&P 500 E-mini Index	March 2023	294.53	166	4,889,198	1,264,158
Total Options Purchased - Calls (Cost $40,766,966)				81,455,818	21,073,725
OPTION PURCHASED - PUTS(b) - 73.7%
Options on Equity Indices - 73.7%
S&P 500 Index	March 2023	4,530.55	130	58,897,150	11,479,615
S&P 500 Index	March 2023	5,889.74	130	76,566,620	28,694,488
S&P 500 E-mini Index	March 2023	453.10	83	3,760,730	733,272
S&P 500 E-mini Index	March 2023	589.06	83	4,889,198	1,832,730
Total Options Purchased - Puts (Cost $34,235,098)				144,113,698	42,740,105
				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
DBS Bank Ltd., Singapore, 2.430%, 10/03/22(c)				$32,075	32,075
Total Short-Term Investments (Cost $32,075)					32,075
Total Investments – 110.2% (Cost $75,034,139)					63,845,905
Other assets less liabilities – (10.2)%					(5,884,773)
Net Assets – 100.0%					$57,961,132

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	130	$4,942.78	March 2023	$148,090	$64,256,140	$(33,736)
S&P 500 Index	130	5,889.74	March 2023	3,651	76,566,620	(1,962)
S&P 500 E-mini Index	83	494.28	March 2023	9,308	4,102,524	(2,154)
S&P 500 E-mini Index	83	589.06	March 2023	593	4,889,198	(125)
				$161,642	$149,814,482	$(37,977)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	260	$2,944.87	March 2023	$1,254,471	$76,566,620	$(2,025,602)
S&P 500 Index	130	3,624.40	March 2023	1,878,970	47,117,200	(3,280,994)
S&P 500 E-mini Index	166	294.53	March 2023	79,871	4,889,198	(129,423)
S&P 500 E-mini Index	83	362.44	March 2023	120,208	3,008,252	(209,479)
				$3,333,520	$131,581,270	$(5,645,498)
TOTAL OPTIONS WRITTEN				$3,495,162	$281,395,752	$(5,683,475)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 66.7%
Options on Equity Indices - 66.7%
S&P 500 Index	June 2023	$2,460.68	192	$47,245,056	$23,551,487
S&P 500 E-mini Index	June 2023	246.07	148	3,641,836	1,815,401
Total Options Purchased - Calls (Cost $36,495,311)				50,886,892	25,366,888
OPTION PURCHASED - PUTS(b) - 43.1%
Options on Equity Indices - 43.1%
S&P 500 Index	June 2023	3,785.66	96	36,342,336	3,513,008
S&P 500 Index	June 2023	4,921.36	96	47,245,056	11,701,279
S&P 500 E-mini Index	June 2023	378.57	74	2,801,418	270,808
S&P 500 E-mini Index	June 2023	492.14	74	3,641,836	902,001
Total Options Purchased - Puts (Cost $13,124,536)				90,030,646	16,387,096
				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Citibank, New York, 2.430%, 10/03/22(c)				$37,715	37,715
Total Short-Term Investments (Cost $37,715)					37,715
Total Investments – 109.9% (Cost $49,657,562)					41,791,699
Other assets less liabilities – (9.9)%					(3,777,047)
Net Assets – 100.0%					$38,014,652

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	96	$4,648.79	June 2023	$783,072	$44,628,384	$(239,483)
S&P 500 Index	96	4,921.36	June 2023	380,106	47,245,056	(95,942)
S&P 500 E-mini Index	74	464.88	June 2023	56,966	3,440,112	(18,460)
S&P 500 E-mini Index	74	492.14	June 2023	26,626	3,641,836	(7,395)
				$1,246,770	$98,955,388	$(361,280)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	192	$2,460.68	June 2023	$536,549	$47,245,056	$(1,014,023)
S&P 500 Index	96	3,407.09	June 2023	1,041,858	32,708,064	(2,093,264)
S&P 500 E-mini Index	148	246.07	June 2023	43,200	3,641,836	(78,167)
S&P 500 E-mini Index	74	340.71	June 2023	87,074	2,521,254	(161,358)
				$1,708,681	$86,116,210	$(3,346,812)
TOTAL OPTIONS WRITTEN				$2,955,451	$185,071,598	$(3,708,092)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 65.4%
Options on Equity Indices - 65.4%
S&P 500 Index	June 2023	$2,460.72	588	$144,690,336	$71,520,792
S&P 500 E-mini Index	June 2023	246.11	150	3,691,650	1,821,150
Total Options Purchased - Calls (Cost $99,736,122)				148,381,986	73,341,942
OPTION PURCHASED - PUTS(b) - 43.2%
Options on Equity Indices - 43.2%
S&P 500 Index	June 2023	3,785.70	294	111,299,580	11,024,118
S&P 500 Index	June 2023	4,921.43	294	144,690,042	36,219,036
S&P 500 E-mini Index	June 2023	378.60	75	2,839,500	280,950
S&P 500 E-mini Index	June 2023	492.21	75	3,691,575	924,375
Total Options Purchased - Puts (Cost $40,459,887)				262,520,697	48,448,479
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
JP Morgan Chase & Co., New York, 2.430%, 10/03/22(c)				$22,469	22,469
Total Short-Term Investments (Cost $22,469)					22,469
Total Investments – 108.6% (Cost $140,218,478)					121,812,890
Other assets less liabilities – (8.6)%					(9,709,106)
Net Assets – 100.0%					$112,103,784

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	294	$4,315.65	June 2023	$4,629,382	$126,880,110	$(2,020,074)
S&P 500 Index	294	4,921.43	June 2023	994,438	144,690,042	(291,060)
S&P 500 E-mini Index	75	431.57	June 2023	126,031	3,236,775	(51,225)
S&P 500 E-mini Index	75	492.21	June 2023	26,338	3,691,575	(7,350)
				$5,776,189	$278,498,502	$(2,369,709)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	588	$2,460.72	June 2023	$1,833,122	$144,690,336	$(3,219,888)
S&P 500 Index	294	3,028.53	June 2023	2,109,402	89,038,782	(3,765,552)
S&P 500 E-mini Index	150	246.11	June 2023	48,381	3,691,650	(81,900)
S&P 500 E-mini Index	75	302.85	June 2023	56,155	2,271,375	(95,700)
				$4,047,060	$239,692,143	$(7,163,040)
TOTAL OPTIONS WRITTEN				$9,823,249	$518,190,645	$(9,532,749)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

48

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 96.9%
Options on ETF - 96.9%
S&P 500 ETF Trust	September 2023	$2.64	1,220	$322,080	$42,546,280
Total Options Purchased - Calls (Cost $42,550,977)				322,080	42,546,280
OPTION PURCHASED - PUTS(b) - 8.7%
Options on ETF - 8.7%
S&P 500 ETF Trust	September 2023	357.14	1,220	43,571,080	3,843,000
Total Options Purchased - Puts (Cost $3,847,697)				43,571,080	3,843,000
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Skandinaviska Enskilda Banken AB, Stockholm, 2.430%, 10/03/22(c)				$15,390	15,390
Total Short-Term Investments (Cost $15,390)					15,390
Total Investments – 105.6% (Cost $46,414,064)					46,404,670
Other assets less liabilities – (5.6)%					(2,463,665)
Net Assets – 100.0%					$43,941,005

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	1,220	$452.55	September 2023	$696,803	$55,211,100	$(701,500)
				$696,803	$55,211,100	$(701,500)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	1,220	$321.46	September 2023	$2,430,423	$39,218,120	$(2,435,120)
				$2,430,423	$39,218,120	$(2,435,120)
TOTAL OPTIONS WRITTEN				$3,127,226	$94,429,220	$(3,136,620)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 95.8%
Options on ETF - 95.8%
S&P 500 ETF Trust	September 2023	$2.68	2,403	$644,004	$83,792,610
Total Options Purchased - Calls (Cost $83,801,861)				644,004	83,792,610
OPTION PURCHASED - PUTS(b) - 8.7%
Options on ETF - 8.7%
S&P 500 ETF Trust	September 2023	357.22	2,403	85,839,966	7,576,659
Total Options Purchased - Puts (Cost $7,585,911)				85,839,966	7,576,659
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
DBS Bank Ltd., Singapore, 2.430%, 10/03/22(c)				$33,194	33,194
Total Short-Term Investments (Cost $33,194)					33,194
Total Investments – 104.5% (Cost $91,420,966)					91,402,463
Other assets less liabilities – (4.5)%					(4,006,076)
Net Assets – 100.0%					$87,396,387

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	2,403	$418.54	September 2023	$3,239,604	$100,575,162	$(3,248,856)
				$3,239,604	$100,575,162	$(3,248,856)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	2,403	$285.74	September 2023	$2,924,811	$68,663,322	$(2,934,063)
				$2,924,811	$68,663,322	$(2,934,063)
TOTAL OPTIONS WRITTEN				$6,164,415	$169,238,484	$(6,182,919)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

50

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 62.3%
Options on Equity Indices - 62.3%
S&P 500 Index	December 2022	$2,460.68	130	$31,988,840	$15,079,318
S&P 500 E-mini Index	December 2022	246.07	52	1,279,564	603,163
Total Options Purchased - Calls (Cost $20,105,220)				33,268,404	15,682,481
OPTION PURCHASED - PUTS(b) - 42.1%
Options on Equity Indices - 42.1%
S&P 500 Index	December 2022	3,785.66	65	24,606,790	1,775,024
S&P 500 Index	December 2022	4,921.36	65	31,988,840	8,423,887
S&P 500 E-mini Index	December 2022	378.57	26	984,282	71,007
S&P 500 E-mini Index	December 2022	492.14	26	1,279,564	336,966
Total Options Purchased - Puts (Cost $9,144,812)				58,859,476	10,606,884
				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Skandinaviska Enskilda Banken AB, Stockholm, 2.430%, 10/03/22(c)				$30,987	30,987
Total Short-Term Investments (Cost $30,987)					30,987
Total Investments – 104.5% (Cost $29,281,019)					26,320,352
Other assets less liabilities – (4.5)%					(1,143,518)
Net Assets – 100.0%					$25,176,834

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

51

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
September 30, 2022 (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF SEPTEMBER 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	65	$4,190.73	December 2022	$572,434	$27,239,745	$(102,096)
S&P 500 Index	65	4,921.36	December 2022	9,315	31,988,840	(2,644)
S&P 500 E-mini Index	26	419.07	December 2022	20,733	1,089,582	(4,085)
S&P 500 E-mini Index	26	492.14	December 2022	281	1,279,564	(106)
				$602,763	$61,597,731	$(108,931)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 Index	130	$2,460.68	December 2022	$107,556	$31,988,840	$(186,223)
S&P 500 Index	65	3,407.09	December 2022	371,137	22,146,085	(751,350)
S&P 500 E-mini Index	52	246.07	December 2022	4,200	1,279,564	(7,449)
S&P 500 E-mini Index	26	340.71	December 2022	15,282	885,846	(30,055)
				$498,175	$56,300,335	$(975,077)
TOTAL OPTIONS WRITTEN				$1,100,938	$117,898,066	$(1,084,008)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
September 30, 2022

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED - CALLS(b) - 97.5%
Options on ETF - 97.5%
S&P 500 ETF Trust	March 2023	$2.64	742	$195,888	$26,076,848
Total Options Purchased - Calls (Cost $26,079,704)				195,888	26,076,848
OPTION PURCHASED - PUTS(b) - 6.7%
Options on ETF - 6.7%
S&P 500 ETF Trust	March 2023	357.14	742	26,499,788	1,800,092
Total Options Purchased - Puts (Cost $1,802,949)				26,499,788	1,800,092
				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Skandinaviska Enskilda Banken AB, Stockholm, 2.430%, 10/03/22(c)				$2,091	2,091
Total Short-Term Investments (Cost $2,091)					2,091
Total Investments – 104.2% (Cost $27,884,744)					27,879,031
Other assets less liabilities – (4.2)%					(1,131,409)
Net Assets – 100.0%					$26,747,622

SCHEDULE OF WRITTEN OPTIONS

CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	742	$404.15	March 2023	$598,163	$29,987,930	$(601,020)
				$598,163	$29,987,930	$(601,020)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
S&P 500 ETF Trust	742	$321.46	March 2023	$966,195	$23,852,332	$(969,052)
				$966,195	$23,852,332	$(969,052)
TOTAL OPTIONS WRITTEN				$1,564,358	$53,840,262	$(1,570,072)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

53

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2022

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$72,410,358	$57,194,149	$20,145,226	$61,557,538
Cash	70	81	—	77
TOTAL ASSETS	72,410,428	57,194,230	20,145,226	61,557,615
LIABILITIES
Due to custodian	—	—	1,381	—
Payables:
Options contracts written, at value	6,716,310	1,688,018	1,687,343	2,753,026
Management fees	385,389	544,776	79,083	238,168
TOTAL LIABILITIES	7,101,699	2,232,794	1,767,807	2,991,194
NET ASSETS	$65,308,729	$54,961,436	$18,377,419	$58,566,421
COMPONENTS OF NET ASSETS
Paid-in capital	$69,795,678	$59,005,848	$19,087,330	$59,514,815
Total distributable earnings (accumulated loss)	(4,486,949)	(4,044,412)	(709,911)	(948,394)
NET ASSETS	$65,308,729	$54,961,436	$18,377,419	$58,566,421
NET ASSET VALUE PER SHARE
Net Asset Value	$25.36	$25.56	$27.23	$25.98
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,575,000	2,150,000	675,000	2,254,000
COST OF INVESTMENTS
Investments, at cost	$94,901,652	$77,532,970	$25,440,127	$74,610,055
Premiums received	$4,781,639	$2,304,408	$1,439,113	$3,281,532

The accompanying notes are an integral part of the financial statements.

54

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2022 (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
ASSETS
Investments, at value	$48,063,830	$132,164,042	$68,643,846	$169,630,008
Cash	57	—	939	2,399
TOTAL ASSETS	48,063,887	132,164,042	68,644,785	169,632,407
LIABILITIES
Due to custodian	—	9	—	—
Payables:
Options contracts written, at value	3,032,837	9,107,067	4,314,400	13,710,275
Management fees	95,944	248,794	36,014	87,393
TOTAL LIABILITIES	3,128,781	9,355,870	4,350,414	13,797,668
NET ASSETS	$44,935,106	$122,808,172	$64,294,371	$155,834,739
COMPONENTS OF NET ASSETS
Paid-in capital	$46,148,371	$122,808,172	$65,762,662	$152,825,130
Total distributable earnings (accumulated loss)	(1,213,265)	—	(1,468,291)	3,009,609
NET ASSETS	$44,935,106	$122,808,172	$64,294,371	$155,834,739
NET ASSET VALUE PER SHARE
Net Asset Value	$27.65	$26.70	$27.95	$27.46
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,625,000	4,600,000	2,300,000	5,675,000
COST OF INVESTMENTS
Investments, at cost	$55,738,617	$150,008,988	$66,213,148	$164,006,729
Premiums received	$3,012,979	$9,319,984	$4,428,078	$11,514,244

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

October 31, 2022 (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
ASSETS
Investments, at value	$5,267,457	$5,267,199	$27,488,521	$36,032,899
Cash	—	—	39	514
Receivable for investments sold	321,249	321,507	—	—
Receivable for Fund shares sold	5,000,000	5,000,000	—	—
TOTAL ASSETS	10,588,706	10,588,706	27,488,560	36,033,413
LIABILITIES
Payables:
Investments purchased	5,268,451	5,268,193	—	—
Options contracts written, at value	322,242	322,500	503,523	2,095,479
Management fees	—	—	76,269	19,673
TOTAL LIABILITIES	5,590,693	5,590,693	579,792	2,115,152
NET ASSETS	$4,998,013	$4,998,013	$26,908,768	$33,918,261
COMPONENTS OF NET ASSETS
Paid-in capital	$5,000,000	$5,000,000	$28,770,901	$33,716,560
Total distributable earnings (accumulated loss)	(1,987)	(1,987)	(1,862,133)	201,701
NET ASSETS	$4,998,013	$4,998,013	$26,908,768	$33,918,261
NET ASSET VALUE PER SHARE
Net Asset Value	$24.99	$24.99	$22.90	$24.23
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	200,000	200,000	1,175,000	1,400,000
COST OF INVESTMENTS
Investments, at cost	$5,268,450	$5,268,192	$29,945,251	$34,907,961
Premiums received	$321,248	$321,506	$676,162	$2,006,092
The accompanying notes are an integral part of the financial statements.

56

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

September 30, 2022

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$72,977,173	$60,216,963	$20,440,583	$63,845,905
Cash	7	94	—	35
TOTAL ASSETS	72,977,180	60,217,057	20,440,583	63,845,940
LIABILITIES
Due to custodian	—	—	4	—
Payables:
Options contracts written, at value	11,815,837	4,961,750	2,938,477	5,683,475
Management fees	345,725	510,396	67,762	201,333
TOTAL LIABILITIES	12,161,562	5,472,146	3,006,243	5,884,808
NET ASSETS	$60,815,618	$54,744,911	$17,434,340	$57,961,132
COMPONENTS OF NET ASSETS
Paid-in capital	$69,067,762	$60,844,769	$19,051,580	$60,696,800
Total distributable earnings (accumulated loss)	(8,252,144)	(6,099,858)	(1,617,240)	(2,735,668)
NET ASSETS	$60,815,618	$54,744,911	$17,434,340	$57,961,132
NET ASSET VALUE PER SHARE
Net Asset Value	$23.85	$24.60	$25.83	$25.16
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,550,000	2,225,000	675,000	2,304,000
COST OF INVESTMENTS
Investments, at cost	$93,434,148	$79,613,423	$25,208,183	$75,034,139
Premiums received	$4,812,775	$2,469,647	$1,465,146	$3,495,162

The accompanying notes are an integral part of the financial statements.

57

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

September 30, 2022 (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
ASSETS
Investments, at value	$41,791,699	$121,812,890	$46,404,670	$91,402,463
Cash	52	4	—	319
Receivable for investments sold	—	874,921	50,596,304	93,910,366
Receivable for Fund shares sold	—	10,313,234	—	—
TOTAL ASSETS	41,791,751	133,001,049	97,000,974	185,313,148
LIABILITIES
Due to custodian	—	—	19	—
Payables:
Investments purchased	—	11,190,076	49,607,377	91,387,772
Options contracts written, at value	3,708,092	9,532,749	3,136,620	6,182,919
Management fees	69,007	174,440	315,953	346,070
TOTAL LIABILITIES	3,777,099	20,897,265	53,059,969	97,916,761
NET ASSETS	$38,014,652	$112,103,784	$43,941,005	$87,396,387
COMPONENTS OF NET ASSETS
Paid-in capital	$41,328,305	$115,793,918	$48,010,616	$88,218,398
Total distributable earnings (accumulated loss)	(3,313,653)	(3,690,134)	(4,069,611)	(822,011)
NET ASSETS	$38,014,652	$112,103,784	$43,941,005	$87,396,387
NET ASSET VALUE PER SHARE
Net Asset Value	$26.22	$25.77	$26.63	$26.69
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,450,000	4,350,000	1,650,000	3,275,000
COST OF INVESTMENTS
Investments, at cost	$49,657,562	$140,218,478	$46,414,064	$91,420,966
Premiums received	$2,955,451	$9,823,249	$3,127,226	$6,164,415

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

September 30, 2022 (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
ASSETS
Investments, at value	$26,320,352	$27,879,031
Cash	63	—
Receivable for investments sold	—	31,692,189
TOTAL ASSETS	26,320,415	59,571,220
LIABILITIES
Due to custodian	—	2
Payables:
Investments purchased	—	31,153,369
Options contracts written, at value	1,084,008	1,570,072
Management fees	59,573	100,155
TOTAL LIABILITIES	1,143,581	32,823,598
NET ASSETS	$25,176,834	$26,747,622
COMPONENTS OF NET ASSETS
Paid-in capital	$28,094,321	$27,770,236
Total distributable earnings (accumulated loss)	(2,917,487)	(1,022,614)
NET ASSETS	$25,176,834	$26,747,622
NET ASSET VALUE PER SHARE
Net Asset Value	$21.89	$23.26
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,150,000	1,150,000
COST OF INVESTMENTS
Investments, at cost	$29,281,019	$27,884,744
Premiums received	$1,100,938	$1,564,358

The accompanying notes are an integral part of the financial statements.

59

AIM ETF PRODUCTS TRUST

Statements of Operations

	AllianzIM U.S. Large Cap Buffer10 Jan ETF		AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
INVESTMENT INCOME:
Interest income	$70	$153	$80	$274
Total Investment Income	70	153	80	274
EXPENSES:
Management fees	$39,664	$397,759	$34,380	$629,187
Interest expense	—	35	—	59
Net Expenses	39,664	397,794	34,380	629,246
NET INVESTMENT INCOME (LOSS)	(39,594)	(397,641)	(34,300)	(628,972)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$756,977	$7,560,480	$(91,127)	$3,223,261
Option contracts written	13,740	(140,279)	14,741	(3,345,138)
Net realized gain (loss)	770,717	7,420,201	(76,386)	(121,877)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(2,034,319)	(9,671,509)	(942,361)	(5,696,433)
Options contracts written	5,068,391	(6,000,836)	3,108,493	(281,548)
Net change in unrealized appreciation (depreciation)	3,034,072	(15,672,345)	2,166,132	(5,977,981)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,804,789	(8,252,144)	2,089,746	(6,099,858)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,765,195	$(8,649,785)	$2,055,446	$(6,728,830)

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

60

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
INVESTMENT INCOME:
Interest income	$1	$21	$77	$184
Total Investment Income	1	21	77	184
EXPENSES:
Management fees	$11,321	$115,390	$36,836	$267,532
Interest expense	—	126	—	66
Net Expenses	11,321	115,516	36,836	267,598
NET INVESTMENT INCOME (LOSS)	(11,320)	(115,495)	(36,759)	(267,414)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$217,739	$586,870	$894,678	$4,252,442
Option contracts written	3,110	894,500	76,819	1,814,042
Net realized gain (loss)	220,849	1,481,370	971,497	6,066,484
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(527,301)	(1,867,359)	(1,864,283)	(7,203,961)
Options contracts written	1,225,101	(1,231,251)	2,716,819	(1,598,191)
Net change in unrealized appreciation (depreciation)	697,800	(3,098,610)	852,536	(8,802,152)
NET REALIZED AND UNREALIZED GAIN (LOSS)	918,649	(1,617,240)	1,824,033	(2,735,668)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$907,329	$(1,732,735)	$1,787,274	$(3,003,082)

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
INVESTMENT INCOME:
Interest income	$57	$143	$28	$414
Total Investment Income	57	143	28	414
EXPENSES:
Management fees	$26,936	$185,462	$74,355	$327,231
Interest expense	—	221	36	145
Net Expenses	26,936	185,683	74,391	327,376
NET INVESTMENT INCOME (LOSS)	(26,879)	(185,540)	(74,363)	(326,962)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$785,652	$113,184	$2,121,768	$6,364,690
Option contracts written	417,756	2,714,014	1,350,777	5,112,548
Net realized gain (loss)	1,203,408	2,827,198	3,472,545	11,477,238
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	191,076	(5,585,606)	560,642	(15,567,496)
Options contracts written	732,783	(555,245)	(77,583)	453,165
Net change in unrealized appreciation (depreciation)	923,859	(6,140,851)	483,059	(15,114,331)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,127,267	(3,313,653)	3,955,604	(3,637,093)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,100,388	$(3,499,193)	$3,881,241	$(3,964,055)

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

62

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
INVESTMENT INCOME:
Interest income	$939	$135	$2,399	$415
Total Investment Income	939	135	2,399	415
EXPENSES:
Management fees	$36,014	$315,954	$87,392	$346,070
Interest expense	—	33	—	41
Net Expenses	36,014	315,987	87,392	346,111
NET INVESTMENT INCOME (LOSS)	(35,075)	(315,852)	(84,993)	(345,696)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$95,926	$(4,522,401)	$671,623	$(5,175,035)
Option contracts written	(22,695)	466,659	(219,265)	4,386,190
Net realized gain (loss)	73,231	(4,055,742)	452,358	(788,845)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	2,440,092	(7,208)	5,641,782	(16,796)
Options contracts written	123,072	(6,661)	(2,177,527)	(16,370)
Net change in unrealized appreciation (depreciation)	2,563,164	(13,869)	3,464,255	(33,166)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,636,395	(4,069,611)	3,916,613	(822,011)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,601,320	$(4,385,463)	$3,831,620	$(1,167,707)

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

63

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Period Ended October 31, 2022*	For the Period Ended October 31, 2022*	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022**
INVESTMENT INCOME:
Interest income	$—	$—	$39	$202
Total Investment Income	—	—	39	202
EXPENSES:
Management fees	$—	$—	$16,696	$176,738
Interest expense	—	—	—	3
Net Expenses	—	—	16,696	176,741
NET INVESTMENT INCOME (LOSS)	—	—	(16,657)	(176,539)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$—	$—	$(72,762)	$1,041,059
Option contracts written	—	—	485,127	(1,014,809)
Net realized gain (loss)	—	—	412,365	26,250
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(993)	(993)	503,937	(2,960,667)
Options contracts written	(994)	(994)	155,709	16,930
Net change in unrealized appreciation (depreciation)	(1,987)	(1,987)	659,646	(2,943,737)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,987)	(1,987)	1,072,011	(2,917,487)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,987)	$(1,987)	$1,055,354	$(3,094,026)

*	The Fund commenced operations on October 28, 2022.
**	The Fund commenced operations on December 29, 2021.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST

Statements of Operations (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022
INVESTMENT INCOME:
Interest income	$514	$178
Total Investment Income	514	178
EXPENSES:
Management fees	$19,673	$240,571
Interest expense	—	12
Net Expenses	19,673	240,583
NET INVESTMENT INCOME (LOSS)	(19,159)	(240,405)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$234,920	$(1,545,860)
Option contracts written	(38,424)	534,673
Net realized gain (loss)	196,496	(1,011,187)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	1,130,651	(4,849)
Options contracts written	(83,673)	(4,634)
Net change in unrealized appreciation (depreciation)	1,046,978	(9,483)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,243,474	(1,020,670)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,224,315	$(1,261,075)

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

65

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
OPERATIONS:
Net investment income (loss)	$(39,594)	$(397,641)	$(212,312)
Net realized gain (loss)	770,717	7,420,201	15,273,662
Net change in unrealized appreciation (depreciation)	3,034,072	(15,672,345)	(11,787,692)
Net increase (decrease) in net assets resulting from operations	3,765,195	(8,649,785)	3,273,658
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	19,544,591	114,130,244	89,091,466
Cost of Shares redeemed	(18,816,675)	(87,773,920)	(49,256,045)
Net increase (decrease) in net assets from capital transactions	727,916	26,356,324	39,835,421
Total increase (decrease) in net assets	4,493,111	17,706,539	43,109,079
NET ASSETS
Beginning of Year or Period	60,815,618	43,109,079	—
End of Year or Period	$65,308,729	$60,815,618	$43,109,079
CHANGES IN SHARES OUTSTANDING
Shares issued	775,000	4,350,000	3,375,000
Shares redeemed	(750,000)	(3,375,000)	(1,800,000)
Net increase (decrease) in Shares outstanding	25,000	975,000	1,575,000
Shares outstanding, Beginning of Year or Period	2,550,000	1,575,000	—
Shares outstanding, End of Year or Period	2,575,000	2,550,000	1,575,000

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

66

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
OPERATIONS:
Net investment income (loss)	$(34,300)	$(628,972)	$(261,161)
Net realized gain (loss)	(76,386)	(121,877)	18,168,635
Net change in unrealized appreciation (depreciation)	2,166,132	(5,977,981)	(15,910,582)
Net increase (decrease) in net assets resulting from operations	2,055,446	(6,728,830)	1,996,892
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	13,988,536	168,065,916	116,110,720
Cost of Shares redeemed	(15,827,457)	(164,942,230)	(59,757,557)
Net increase (decrease) in net assets from capital transactions	(1,838,921)	3,123,686	56,353,163
Total increase (decrease) in net assets	216,525	(3,605,144)	58,350,055
NET ASSETS
Beginning of Year or Period	54,744,911	58,350,055	—
End of Year or Period	$54,961,436	$54,744,911	$58,350,055
CHANGES IN SHARES OUTSTANDING
Shares issued	550,000	6,500,000	4,500,000
Shares redeemed	(625,000)	(6,500,000)	(2,275,000)
Net increase (decrease) in Shares outstanding	(75,000)	—	2,225,000
Shares outstanding, Beginning of Year or Period	2,225,000	2,225,000	—
Shares outstanding, End of Year or Period	2,150,000	2,225,000	2,225,000

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(11,320)	$(115,495)	$(81,747)
Net realized gain (loss)	220,849	1,481,370	4,597,144
Net change in unrealized appreciation (depreciation)	697,800	(3,098,610)	(3,302,963)
Net increase (decrease) in net assets resulting from operations	907,329	(1,732,735)	1,212,434
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(152,719)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	6,769,475	27,226,776	38,276,660
Cost of Shares redeemed	(6,733,725)	(23,490,423)	(27,180,140)
Net increase (decrease) in net assets from capital transactions	35,750	3,736,353	11,096,520
Total increase (decrease) in net assets	943,079	2,003,618	12,156,235
NET ASSETS
Beginning of Year or Period	17,434,340	15,430,722	3,274,487
End of Year or Period	$18,377,419	$17,434,340	$15,430,722
CHANGES IN SHARES OUTSTANDING
Shares issued	250,000	975,000	1,400,000
Shares redeemed	(250,000)	(850,000)	(975,000)
Net increase (decrease) in Shares outstanding	—	125,000	425,000
Shares outstanding, Beginning of Year or Period	675,000	550,000	125,000
Shares outstanding, End of Year or Period	675,000	675,000	550,000

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

68

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(36,759)	$(267,414)	$(96,307)
Net realized gain (loss)	971,497	6,066,484	5,414,158
Net change in unrealized appreciation (depreciation)	852,536	(8,802,152)	(4,672,560)
Net increase (decrease) in net assets resulting from operations	1,787,274	(3,003,082)	645,291
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(90,159)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	29,111,588	119,368,807	52,442,276
Cost of Shares redeemed	(30,293,573)	(81,685,652)	(33,030,870)
Net increase (decrease) in net assets from capital transactions	(1,181,985)	37,683,155	19,411,406
Total increase (decrease) in net assets	605,289	34,680,073	19,966,538
NET ASSETS
Beginning of Year or Period	57,961,132	23,281,059	3,314,521
End of Year or Period	$58,566,421	$57,961,132	$23,281,059
CHANGES IN SHARES OUTSTANDING
Shares issued	1,125,000	4,550,000	2,000,000
Shares redeemed	(1,175,000)	(3,125,000)	(1,250,000)
Net increase (decrease) in Shares outstanding	(50,000)	1,425,000	750,000
Shares outstanding, Beginning of Year or Period	2,304,000	879,000	129,000
Shares outstanding, End of Year or Period	2,254,000	2,304,000	879,000

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

69

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(26,879)	$(185,540)	$(125,620)
Net realized gain (loss)	1,203,408	2,827,198	3,429,762
Net change in unrealized appreciation (depreciation)	923,859	(6,140,851)	(2,612,600)
Net increase (decrease) in net assets resulting from operations	2,100,388	(3,499,193)	691,542
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(129,113)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	35,607,041	86,735,535	102,416,010
Cost of Shares redeemed	(30,786,975)	(77,966,400)	(73,505,025)
Net increase (decrease) in net assets from capital transactions	4,820,066	8,769,135	28,910,985
Total increase (decrease) in net assets	6,920,454	5,269,942	29,473,414
NET ASSETS
Beginning of Year or Period	38,014,652	32,744,710	3,271,296
End of Year or Period	$44,935,106	$38,014,652	$32,744,710
CHANGES IN SHARES OUTSTANDING
Shares issued	1,300,000	3,050,000	3,675,000
Shares redeemed	(1,125,000)	(2,775,000)	(2,625,000)
Net increase (decrease) in Shares outstanding	175,000	275,000	1,050,000
Shares outstanding, Beginning of Year or Period	1,450,000	1,175,000	125,000
Shares outstanding, End of Year or Period	1,625,000	1,450,000	1,175,000

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

70

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Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(74,363)	$(326,962)	$(111,100)
Net realized gain (loss)	3,472,545	11,477,238	3,408,628
Net change in unrealized appreciation (depreciation)	483,059	(15,114,331)	(3,095,164)
Net increase (decrease) in net assets resulting from operations	3,881,241	(3,964,055)	202,364
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	(87,603)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	86,300,047	203,121,686	101,512,875
Cost of Shares redeemed	(79,476,900)	(130,074,423)	(62,459,025)
Net increase (decrease) in net assets from capital transactions	6,823,147	73,047,263	39,053,850
Total increase (decrease) in net assets	10,704,388	69,083,208	39,168,611
NET ASSETS
Beginning of Year or Period	112,103,784	43,020,576	3,851,965
End of Year or Period	$122,808,172	$112,103,784	$43,020,576
CHANGES IN SHARES OUTSTANDING
Shares issued	3,250,000	7,575,000	3,825,000
Shares redeemed	(3,000,000)	(4,850,000)	(2,350,000)
Net increase (decrease) in Shares outstanding	250,000	2,725,000	1,475,000
Shares outstanding, Beginning of Year or Period	4,350,000	1,625,000	150,000
Shares outstanding, End of Year or Period	4,600,000	4,350,000	1,625,000

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

71

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(35,075)	$(315,852)	$(249,573)
Net realized gain (loss)	73,231	(4,055,742)	4,972,933
Net change in unrealized appreciation (depreciation)	2,563,164	(13,869)	(2,831)
Net increase (decrease) in net assets resulting from operations	2,601,320	(4,385,463)	4,720,529
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	27,924,271	62,272,912	48,517,947
Cost of Shares redeemed	(10,172,225)	(53,552,127)	(38,630,705)
Net increase (decrease) in net assets from capital transactions	17,752,046	8,720,785	9,887,242
Total increase (decrease) in net assets	20,353,366	4,335,322	14,607,771
NET ASSETS
Beginning of Year or Period	43,941,005	39,605,683	24,997,912
End of Year or Period	$64,294,371	$43,941,005	$39,605,683
CHANGES IN SHARES OUTSTANDING
Shares issued	1,025,000	2,175,000	1,725,000
Shares redeemed	(375,000)	(1,900,000)	(1,350,000)
Net increase (decrease) in Shares outstanding	650,000	275,000	375,000
Shares outstanding, Beginning of Year or Period	1,650,000	1,375,000	1,000,000
Shares outstanding, End of Year or Period	2,300,000	1,650,000	1,375,000

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

72

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(84,993)	$(345,696)	$(225,724)
Net realized gain (loss)	452,358	(788,845)	2,427,113
Net change in unrealized appreciation (depreciation)	3,464,255	(33,166)	(1,753)
Net increase (decrease) in net assets resulting from operations	3,831,620	(1,167,707)	2,199,636
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	80,350,760	161,064,192	35,959,199
Cost of Shares redeemed	(15,744,028)	(103,421,895)	(32,234,950)
Net increase (decrease) in net assets from capital transactions	64,606,732	57,642,297	3,724,249
Total increase (decrease) in net assets	68,438,352	56,474,590	5,923,885
NET ASSETS
Beginning of Year or Period	87,396,387	30,921,797	24,997,912
End of Year or Period	$155,834,739	$87,396,387	$30,921,797
CHANGES IN SHARES OUTSTANDING
Shares issued	2,975,000	6,000,000	1,350,000
Shares redeemed	(575,000)	(3,875,000)	(1,200,000)
Net increase (decrease) in Shares outstanding	2,400,000	2,125,000	150,000
Shares outstanding, Beginning of Year or Period	3,275,000	1,150,000	1,000,000
Shares outstanding, End of Year or Period	5,675,000	3,275,000	1,150,000

+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Period Ended October 31, 2022*	For the Period Ended October 31, 2022*	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022**
OPERATIONS:
Net investment income (loss)	$—	$—	$(16,657)	$(176,539)
Net realized gain (loss)	—	—	412,365	26,250
Net change in unrealized appreciation (depreciation)	(1,987)	(1,987)	659,646	(2,943,737)
Net increase (decrease) in net assets resulting from operations	(1,987)	(1,987)	1,055,354	(3,094,026)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	5,000,000	5,000,000	27,924,835	106,163,793
Cost of Shares redeemed	—	—	(27,248,255)	(77,892,933)
Net increase (decrease) in net assets from capital transactions	5,000,000	5,000,000	676,580	28,270,860
Total increase (decrease) in net assets	4,998,013	4,998,013	1,731,934	25,176,834
NET ASSETS
Beginning of Period	—	—	25,176,834	—
End of Period	$4,998,013	$4,998,013	$26,908,768	$25,176,834
CHANGES IN SHARES OUTSTANDING
Shares issued	200,000	200,000	1,225,000	4,575,000
Shares redeemed	—	—	(1,200,000)	(3,425,000)
Net increase (decrease) in Shares outstanding	200,000	200,000	25,000	1,150,000
Shares outstanding, Beginning of Period	—	—	1,150,000	—
Shares outstanding, End of Period	200,000	200,000	1,175,000	1,150,000

*	The Fund commenced operations on October 28, 2022.
**	The Fund commenced operations on December 29, 2021.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

74

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
OPERATIONS:
Net investment income (loss)	$(19,159)	$(240,405)	$—
Net realized gain (loss)	196,496	(1,011,187)	—
Net change in unrealized appreciation (depreciation)	1,046,978	(9,483)	(1,944)
Net increase (decrease) in net assets resulting from operations	1,224,315	(1,261,075)	(1,944)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	11,960,574	112,883,146	15,000,000
Cost of Shares redeemed	(6,014,250)	(99,872,505)	—
Net increase (decrease) in net assets from capital transactions	5,946,324	13,010,641	15,000,000
Total increase (decrease) in net assets	7,170,639	11,749,566	14,998,056
NET ASSETS
Beginning of Year or Period	26,747,622	14,998,056	—
End of Year or Period	$33,918,261	$26,747,622	$14,998,056
CHANGES IN SHARES OUTSTANDING
Shares issued	500,000	4,425,000	600,000
Shares redeemed	(250,000)	(3,875,000)	—
Net increase (decrease) in Shares outstanding	250,000	550,000	600,000
Shares outstanding, Beginning of Year or Period	1,150,000	600,000	—
Shares outstanding, End of Year or Period	1,400,000	1,150,000	600,000

*	The Fund commenced operations on September 30, 2021.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.

The accompanying notes are an integral part of the financial statements.

75

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Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$23.85	$27.37	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.19)	(0.15)
Net realized and unrealized gain (loss)	1.53	(3.33)	2.52
Total income (loss) from operations	1.51	(3.52)	2.37
NET ASSET VALUE, End of Period	$25.36	$23.85	$27.37
MARKET PRICE, End of Period	$25.37	$23.75	$27.39
NET ASSET VALUE, Total Return(b)	6.35%	(12.87)%	9.48%
MARKET PRICE, Total Return(c)	6.80%	(13.29)%	9.56%
Net assets, End of Period ($ thousands)	$65,309	$60,816	$43,109
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

76

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$24.60	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	0.98	(1.43)	1.36
Total income (loss) from operations	0.96	(1.62)	1.22
NET ASSET VALUE, End of Period	$25.56	$24.60	$26.22
MARKET PRICE, End of Period	$25.54	$24.51	$26.26
NET ASSET VALUE, Total Return(b)	3.90%	(6.18)%	4.90%
MARKET PRICE, Total Return(c)	4.17%	(6.67)%	5.06%
Net assets, End of Period ($ thousands)	$54,961	$54,745	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on December 31, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

77

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$25.83	$28.06	$26.20	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.21)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	1.42	(2.02)	3.28	1.27
Total income (loss) from operations	1.40	(2.23)	3.08	1.20
Distributions:
From net realized gains	—	—	(1.22)	—
NET ASSET VALUE, End of Period	$27.23	$25.83	$28.06	$26.20
MARKET PRICE, End of Period	$27.19	$25.70	$28.04	$26.27
NET ASSET VALUE, Total Return(b)	5.41%	(7.94)%	12.13%	4.78%
MARKET PRICE, Total Return(c)	5.81%	(8.37)%	11.77%	5.07%
Net assets, End of Period ($ thousands)	$18,377	$17,434	$15,431	$3,274
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

78

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$25.16	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.19)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	0.84	(1.14)	1.70	0.75
Total income (loss) from operations	0.82	(1.33)	1.50	0.69
Distributions:
From net realized gains	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$25.98	$25.16	$26.49	$25.69
MARKET PRICE, End of Period	$25.95	$25.05	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	3.29%	(5.02)%	5.90%	2.78%
MARKET PRICE, Total Return(c)	3.62%	(5.57)%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$58,566	$57,961	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

79

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.22	$27.87	$26.17	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.21)	(0.21)	(0.05)
Net realized and unrealized gain (loss)	1.45	(1.44)	2.94	1.22
Total income (loss) from operations	1.43	(1.65)	2.73	1.17
Distributions:
From net realized gains	—	—	(1.03)	—
NET ASSET VALUE, End of Period	$27.65	$26.22	$27.87	$26.17
MARKET PRICE, End of Period	$27.70	$26.13	$27.85	$26.27
NET ASSET VALUE, Total Return(b)	5.47%	(5.92)%	10.64%	4.68%
MARKET PRICE, Total Return(c)	6.04%	(6.19)%	10.14%	5.08%
Net assets, End of Period ($ thousands)	$44,935	$38,015	$32,745	$3,271
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$25.77	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.20)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	0.95	(0.50)	1.57	0.73
Total income (loss) from operations	0.93	(0.70)	1.37	0.68
Distributions:
From net realized gains	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$26.70	$25.77	$26.47	$25.68
MARKET PRICE, End of Period	$26.75	$25.76	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	3.59%	(2.66)%	5.43%	2.72%
MARKET PRICE, Total Return(c)	3.82%	(2.83)%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$122,808	$112,104	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.63	$28.80	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.21)	(0.20)	—
Net realized and unrealized gain (loss)	1.34	(1.96)	4.00	—
Total income (loss) from operations	1.32	(2.17)	3.80	—
NET ASSET VALUE, End of Period	$27.95	$26.63	$28.80	$25.00
MARKET PRICE, End of Period	$28.05	$26.71	$28.84	—
NET ASSET VALUE, Total Return(b)	4.97%	(7.54)%	15.23%	—
MARKET PRICE, Total Return(c)	5.01%	(7.37)%	15.35%	—
Net assets, End of Period ($ thousands)	$64,294	$43,941	$39,606	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.69	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.02)	(0.20)	(0.19)	—
Net realized and unrealized gain (loss)	0.79	—	2.08	—
Total income (loss) from operations	0.77	(0.20)	1.89	—
NET ASSET VALUE, End of Period	$27.46	$26.69	$26.89	$25.00
MARKET PRICE, End of Period	$27.52	$26.75	$26.92	—
NET ASSET VALUE, Total Return(b)	2.90%	(0.75)%	7.57%	—
MARKET PRICE, Total Return(c)	2.91%	(0.65)%	7.68%	—
Net assets, End of Period ($ thousands)	$155,835	$87,396	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%	—
Net Investment Income	(0.72)%†	(0.74)%	(0.74)%	—
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Nov ETF	AllianzIM U.S. Large Cap Buffer20 Nov ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Period Ended October 31, 2022*	For the Period Ended October 31, 2022*	For the Period Ended October 31, 2022+	For the Period Ended September 30, 2022**
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$21.89	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	—	—	(0.01)	(0.13)
Net realized and unrealized gain (loss)	(0.01)	(0.01)	1.02	(2.98)
Total income (loss) from operations	(0.01)	(0.01)	1.01	(3.11)
NET ASSET VALUE, End of Period	$24.99	$24.99	$22.90	$21.89
MARKET PRICE, End of Period	—	—	$22.90	$21.88
NET ASSET VALUE, Total Return(b)	(0.04)%	(0.04)%	4.61%	(12.43)%
MARKET PRICE, Total Return(c)	—	—	4.70%	(12.50)%
Net assets, End of Period ($ thousands)	$4,998	$4,998	$26,909	$25,177
Ratios of Average Net Assets
Net Expenses	—	—	0.74%†	0.74%†
Net Investment Income	—	—	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on October 28, 2022.
**	The Fund commenced operations on December 29, 2021.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	For the Period Ended October 31, 2022+	For the Year Ended September 30, 2022	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$23.26	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.01)	(0.19)	—
Net realized and unrealized gain (loss)	0.98	(1.55)	—	**
Total income (loss) from operations	0.97	(1.74)	—
NET ASSET VALUE, End of Period	$24.23	$23.26	$25.00
MARKET PRICE, End of Period	$24.24	$23.32	—
NET ASSET VALUE, Total Return(b)	4.16%	(6.96)%	—
MARKET PRICE, Total Return(c)	3.94%	(6.70)%	—
Net assets, End of Period ($ thousands)	$33,918	$26,748	$14,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	—
Net Investment Income	(0.72)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—

*	The Fund commenced operations on September 30, 2021.
**	Rounds to less than $0.005.
+	Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022

NOTE 1 – ORGANIZATION

The AIM ETF Products Trust (the ‘‘Trust’’) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently offers shares of twelve separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a ‘‘Fund’’ and collectively, the ‘‘Funds’’). AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF commenced operations on October 28, 2022. Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the ‘‘Adviser’’). The Funds’ distributor is Foreside Fund Services, LLC (the ‘‘Distributor’’). Effective October 31, 2022, the Funds changed their fiscal year end from September 30 to October 31, except for the AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF, which already have a fiscal year end of October 31.

Effective October 1, 2022, the investment objectives and investment strategies of AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF were revised to change the underlying reference asset of the FLexible EXchange® Options (‘‘FLEX Options’’) in which the Funds invest from the S&P 500® Price Return Index (the ‘‘S&P 500 Price Index’’) to the SPDR® S&P 500® ETF Trust (the ‘‘Underlying ETF’’).

AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 10% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF seek to match, at the end of the current Outcome Period (as defined in such Fund’s prospectus), the share price returns of the Underlying ETF, up to a specified upside Cap, while providing a Buffer against the first 20% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Underlying Index”). The Underlying Index is a large-cap, market-weighted, U.S. equities index. The Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Underlying Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Underlying Index. The Funds that invest in FLEX Options on the Underlying ETF will not receive or benefit from any dividend payments made by the Underlying ETF.

Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.

86

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The net asset value (‘‘NAV’’) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (‘‘NYSE’’ or ‘‘Exchange’’) is open for business. NAV is calculated for each Fund by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. The Board has designated the Adviser to perform each Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The Adviser’s fair valuation process is subject to the oversight of the Board.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a.       Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 ‘‘Financial Services – Investment Companies.’’

b.       Investment Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act. As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Funds generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has designated the Adviser to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.

87

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2022:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$24,208,556	$—	$24,208,556
Option Purchased - Puts	—	48,181,098	—	48,181,098
Short-Term Investments
Time Deposits	20,704	—	—	20,704
Total Assets	$20,704	$72,389,654	$—	$72,410,358
Liabilities
Call Options Written	$—	$(1,863)	$—	$(1,863)
Put Options Written	—	(6,714,447)	—	(6,714,447)
Total Liabilities	$—	$(6,716,310)	$—	$(6,716,310)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$19,116,758	$—	$19,116,758
Option Purchased - Puts	—	38,054,450	—	38,054,450
Short-Term Investments
Time Deposits	22,941	—	—	22,941
Total Assets	$22,941	$57,171,208	$—	$57,194,149
Liabilities
Call Options Written	$—	$(2,833)	$—	$(2,833)
Put Options Written	—	(1,685,185)	—	(1,685,185)
Total Liabilities	$—	$(1,688,018)	$—	$(1,688,018)
88

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2022 (continued):

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$8,769,558	$—	$8,769,558
Option Purchased - Puts	—	11,375,668	—	11,375,668
Total Assets	$—	$20,145,226	$—	$20,145,226
Liabilities
Call Options Written	$—	$(8,890)	$—	$(8,890)
Put Options Written	—	(1,678,453)	—	(1,678,453)
Total Liabilities	$—	$(1,687,343)	$—	$(1,687,343)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$26,782,079	$—	$26,782,079
Option Purchased - Puts	—	34,746,036	—	34,746,036
Short-Term Investments
Time Deposits	29,423	—	—	29,423
Total Assets	$29,423	$61,528,115	$—	$61,557,538
Liabilities
Call Options Written	$—	$(79,456)	$—	$(79,456)
Put Options Written	—	(2,673,570)	—	(2,673,570)
Total Liabilities	$—	$(2,753,026)	$—	$(2,753,026)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$34,225,112	$—	$34,225,112
Option Purchased - Puts	—	13,821,874	—	13,821,874
Short-Term Investments
Time Deposits	16,844	—	—	16,844
Total Assets	$16,844	$48,046,986	$—	$48,063,830
Liabilities
Call Options Written	$—	$(911,483)	$—	$(911,483)
Put Options Written	—	(2,121,354)	—	(2,121,354)
Total Liabilities	$—	$(3,032,837)	$—	$(3,032,837)
89

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2022 (continued):

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$94,138,233	$—	$94,138,233
Option Purchased - Puts	—	38,022,073	—	38,022,073
Short-Term Investments
Time Deposits	3,736	—	—	3,736
Total Assets	$3,736	$132,160,306	$—	$132,164,042
Liabilities
Call Options Written	$—	$(5,222,747)	$—	$(5,222,747)
Put Options Written	—	(3,884,320)	—	(3,884,320)
Total Liabilities	$—	$(9,107,067)	$—	$(9,107,067)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$64,578,632	$—	$64,578,632
Option Purchased - Puts	—	3,589,410	—	3,589,410
Short-Term Investments
Time Deposits	475,804	—	—	475,804
Total Assets	$475,804	$68,168,042	$—	$68,643,846
Liabilities
Call Options Written	$—	$(2,152,611)	$—	$(2,152,611)
Put Options Written	—	(2,161,789)	—	(2,161,789)
Total Liabilities	$—	$(4,314,400)	$—	$(4,314,400)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$159,621,830	$—	$159,621,830
Option Purchased - Puts	—	8,882,470	—	8,882,470
Short-Term Investments
Time Deposits	1,125,708	—	—	1,125,708
Total Assets	$1,125,708	$168,504,300	$—	$169,630,008
Liabilities
Call Options Written	$—	$(10,586,128)	$—	$(10,586,128)
Put Options Written	—	(3,124,147)	—	(3,124,147)
Total Liabilities	$—	$(13,710,275)	$—	$(13,710,275)
90

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2022 (continued):

AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,859,688	$—	$—	$4,859,688
Option Purchased - Puts	407,769	—	—	407,769
Total Assets	$5,267,457	$—	$—	$5,267,457
Liabilities
Call Options Written	$(71,337)	$—	$—	$(71,337)
Put Options Written	(250,905)	—	—	(250,905)
Total Liabilities	$(322,242)	$—	$—	$(322,242)

AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$4,859,172	$—	$—	$4,859,172
Option Purchased - Puts	408,027	—	—	408,027
Total Assets	$5,267,199	$—	$—	$5,267,199
Liabilities
Call Options Written	$(176,085)	$—	$—	$(176,085)
Put Options Written	(146,415)	—	—	(146,415)
Total Liabilities	$(322,500)	$—	$—	$(322,500)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$19,627,162	$—	$19,627,162
Option Purchased - Puts	—	7,847,676	—	7,847,676
Short-Term Investments
Time Deposits	13,683	—	—	13,683
Total Assets	$13,683	$27,474,838	$—	$27,488,521
Liabilities
Call Options Written	$—	$(270,314)	$—	$(270,314)
Put Options Written	—	(233,209)	—	(233,209)
Total Liabilities	$—	$(503,523)	$—	$(503,523)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$34,638,420	$—	$34,638,420
Option Purchased - Puts	—	1,138,091	—	1,138,091
Short-Term Investments
Time Deposits	256,388	—	—	256,388
Total Assets	$256,388	$35,776,511	$—	$36,032,899
Liabilities
Call Options Written	$—	$(1,563,403)	$—	$(1,563,403)
Put Options Written	—	(532,076)	—	(532,076)
Total Liabilities	$—	$(2,095,479)	$—	$(2,095,479)
91

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of September 30, 2022:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$17,147,915	$—	$17,147,915
Option Purchased - Puts	—	55,791,542	—	55,791,542
Short-Term Investments
Time Deposits	37,716	—	—	37,716
Total Assets	$37,716	$72,939,457	$—	$72,977,173
Liabilities
Call Options Written	$—	$(2,269)	$—	$(2,269)
Put Options Written	—	(11,813,568)	—	(11,813,568)
Total Liabilities	$—	$(11,815,837)	$—	$(11,815,837)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$14,153,383	$—	$14,153,383
Option Purchased - Puts	—	46,058,504	—	46,058,504
Short-Term Investments
Time Deposits	5,076	—	—	5,076
Total Assets	$5,076	$60,211,887	$—	$60,216,963
Liabilities
Call Options Written	$—	$(3,099)	$—	$(3,099)
Put Options Written	—	(4,958,651)	—	(4,958,651)
Total Liabilities	$—	$(4,961,750)	$—	$(4,961,750)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,750,803	$—	$6,750,803
Option Purchased - Puts	—	13,689,516	—	13,689,516
Short-Term Investments
Time Deposits	264	—	—	264
Total Assets	$264	$20,440,319	$—	$20,440,583
Liabilities
Call Options Written	$—	$(4,718)	$—	$(4,718)
Put Options Written	—	(2,933,759)	—	(2,933,759)
Total Liabilities	$—	$(2,938,477)	$—	$(2,938,477)
92

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of September 30, 2022 (continued):

AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$21,073,725	$—	$21,073,725
Option Purchased - Puts	—	42,740,105	—	42,740,105
Short-Term Investments
Time Deposits	32,075	—	—	32,075
Total Assets	$32,075	$63,813,830	$—	$63,845,905
Liabilities
Call Options Written	$—	$(37,977)	$—	$(37,977)
Put Options Written	—	(5,645,498)	—	(5,645,498)
Total Liabilities	$—	$(5,683,475)	$—	$(5,683,475)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$25,366,888	$—	$25,366,888
Option Purchased - Puts	—	16,387,096	—	16,387,096
Short-Term Investments
Time Deposits	37,715	—	—	37,715
Total Assets	$37,715	$41,753,984	$—	$41,791,699
Liabilities
Call Options Written	$—	$(361,280)	$—	$(361,280)
Put Options Written	—	(3,346,812)	—	(3,346,812)
Total Liabilities	$—	$(3,708,092)	$—	$(3,708,092)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$73,341,942	$—	$—	$73,341,942
Option Purchased - Puts	48,448,479	—	—	48,448,479
Short-Term Investments
Time Deposits	22,469	—	—	22,469
Total Assets	$121,812,890	$—	$—	$121,812,890
Liabilities
Call Options Written	$(2,369,709)	$—	$—	$(2,369,709)
Put Options Written	(7,163,040)	—	—	(7,163,040)
Total Liabilities	$(9,532,749)	$—	$—	$(9,532,749)
93

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of September 30, 2022 (continued):

AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$42,546,280	$—	$—	$42,546,280
Option Purchased - Puts	3,843,000	—	—	3,843,000
Short-Term Investments
Time Deposits	15,390	—	—	15,390
Total Assets	$46,404,670	$—	$—	$46,404,670
Liabilities
Call Options Written	$(701,500)	$—	$—	$(701,500)
Put Options Written	(2,435,120)	—	—	(2,435,120)
Total Liabilities	$(3,136,620)	$—	$—	$(3,136,620)

AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$83,792,610	$—	$—	$83,792,610
Option Purchased - Puts	7,576,659	—	—	7,576,659
Short-Term Investments
Time Deposits	33,194	—	—	33,194
Total Assets	$91,402,463	$—	$—	$91,402,463
Liabilities
Call Options Written	$(3,248,856)	$—	$—	$(3,248,856)
Put Options Written	(2,934,063)	—	—	(2,934,063)
Total Liabilities	$(6,182,919)	$—	$—	$(6,182,919)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$15,682,481	$—	$15,682,481
Option Purchased - Puts	—	10,606,884	—	10,606,884
Short-Term Investments
Time Deposits	30,987	—	—	30,987
Total Assets	$30,987	$26,289,365	$—	$26,320,352
Liabilities
Call Options Written	$—	$(108,931)	$—	$(108,931)
Put Options Written	—	(975,077)	—	(975,077)
Total Liabilities	$—	$(1,084,008)	$—	$(1,084,008)
94

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of September 30, 2022 (continued):

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$26,076,848	$—	$—	$26,076,848
Option Purchased - Puts	1,800,092	—	—	1,800,092
Short-Term Investments
Time Deposits	2,091	—	—	2,091
Total Assets	$27,879,031	$—	$—	$27,879,031
Liabilities
Call Options Written	$(601,020)	$—	$—	$(601,020)
Put Options Written	(969,052)	—	—	(969,052)
Total Liabilities	$(1,570,072)	$—	$—	$(1,570,072)

c.       Derivatives

FLEX Options - Each Fund intends to invest substantially all of its assets in FLEX Options on either the S&P 500 Price Index or the Underlying ETF (as described above). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (‘‘OCC’’), a market clearinghouse.

Options on an Index or ETF - The FLEX Options in which each Fund invests are both purchased and written put and call options on either the S&P 500 Price Index or the Underlying ETF. The Funds may also invest in other types of options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of certain put options, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an certain put options, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the value of the asset, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of certain call options, to receive a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of certain call options, to deliver a cash settlement equal to the amount by which the value of the asset exceeds the strike price of the option, times a specified multiple) at a certain defined price.

95

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

d.      Summary of Derivatives Information

The following tables present the value of derivatives held as of October 31, 2022 and September 30, 2022, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$72,389,654	—	$72,939,457	—
Gross Liabilities:
Equity contracts	—	$(6,716,310)	—	$(11,815,837)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$57,171,208	—	$60,211,887	—
Gross Liabilities:
Equity contracts	—	$(1,688,018)	—	$(4,961,750)

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$20,145,226	—	$20,440,319	—
Gross Liabilities:
Equity contracts	—	$(1,687,343)	—	$(2,938,477)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$61,528,115	—	$63,813,830	—
Gross Liabilities:
Equity contracts	—	$(2,753,026)	—	$(5,683,475)
96

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$48,046,986	—	$41,753,984	—
Gross Liabilities:
Equity contracts	—	$(3,032,837)	—	$(3,708,092)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$132,160,306	—	$121,790,421	—
Gross Liabilities:
Equity contracts	—	$(9,107,067)	—	$(9,532,749)

AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$68,168,042	—	$46,389,280	—
Gross Liabilities:
Equity contracts	—	$(4,314,400)	—	$(3,136,620)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$168,504,300	—	$91,369,269	—
Gross Liabilities:
Equity contracts	—	$(13,710,275)	—	$(6,182,919)

AllianzIM U.S. Large Cap Buffer10 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$5,267,457	$—
Gross Liabilities:
Equity contracts	$—	$(322,242)
97

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

AllianzIM U.S. Large Cap Buffer20 Nov ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$5,267,199	$—
Gross Liabilities:
Equity contracts	$—	$(322,500)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$27,474,838	—	$26,289,365	—
Gross Liabilities:
Equity contracts	—	$(503,523)	—	$(1,084,008)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	October 31, 2022		September 30, 2022
	Investments, at value	Options Contracts Written, at value	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$35,776,511	—	$27,876,940	—
Gross Liabilities:
Equity contracts	—	$(2,095,479)	—	$(1,570,072)

The following tables present the effect of derivatives in the Statements of Operations for the one month ended October 31, 2022 and the year or period ended September 30, 2022, by primary underlying risk exposure:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$756,977	$13,740	$7,560,480	$(140,279)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,034,319)	$5,068,391	$(9,671,509)	$(6,000,836)
98

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

AllianzIM U.S. Large Cap Buffer20 Jan ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(91,127)	$14,741	$3,223,261	$(3,345,138)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(942,361)	$3,108,493	$(5,696,433)	$(281,548)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$217,739	$3,110	$586,870	$894,500
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(527,301)	$1,225,101	$(1,867,359)	$(1,231,251)

AllianzIM U.S. Large Cap Buffer20 Apr ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$894,678	$76,819	$4,252,442	$1,814,042
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(1,864,283)	$2,716,819	$(7,203,961)	$(1,598,191)
99

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$785,652	$417,756	$113,184	$2,714,014
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$191,076	$732,783	$(5,585,606)	$(555,245)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,121,768	$1,350,777	$6,364,690	$5,112,548
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$560,642	$(77,583)	$(15,567,496)	$453,165

AllianzIM U.S. Large Cap Buffer10 Oct ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$95,926	$(22,695)	$(4,522,401)	$466,659
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,440,092	$123,072	$(7,208)	$(6,661)

100

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$671,623	$(219,265)	$(5,175,035)	$4,386,190
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$5,641,782	$(2,177,527)	$(16,796)	$(16,370)

AllianzIM U.S. Large Cap Buffer10 Nov ETF
	October 31, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(993)	$(994)

AllianzIM U.S. Large Cap Buffer20 Nov ETF
	October 31, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$—	$—
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(993)	$(994)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(72,762)	$485,127	$1,041,059	$(1,014,809)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$503,937	$155,709	$(2,960,667)	$16,930

101

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	October 31, 2022		September 30, 2022
Derivative Contracts	Options Contracts Purchased	Options Contracts Written	Options Contracts Purchased	Options Contracts Written
Amount of Net Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$234,920	$(38,424)	$(1,545,860)	$534,673
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,130,651	$(83,673)	$(4,849)	$(4,634)

Derivatives Volume

The tables below disclose the volume of the Funds’ options contracts during the one month ended October 31, 2022:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF
Purchased Options:
Average Contracts	107	95	26	85	77
Options Written:
Average Contracts	134	119	33	106	96

	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Nov ETF(1)	AllianzIM U.S. Large Cap Buffer20 Nov ETF(1)
Purchased Options:
Average Contracts	155	293	664	26	26
Options Written:
Average Contracts	194	293	664	26	26

	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Purchased Options:
Average Contracts	38	165
Options Written:
Average Contracts	47	165

(1)	Positions were opened for the period October 28, 2022 (commencement of operations) through October 31, 2022.
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October 31, 2022 and September 30, 2022 (continued)

The tables below disclose the volume of the Funds’ options contracts during the year or period ended September 30, 2022:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF
Purchased Options:
Average Contracts	80	118	19	52	32
Options Written:
Average Contracts	100	147	24	65	41

	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF(1)	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Purchased Options:
Average Contracts	57	61	85	43	50
Options Written:
Average Contracts	71	71	97	54	60

(1)	Positions were opened for the period December 29, 2021 (commencement of operations) through September 30, 2022.

e.      Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f.       Cash Equivalents and Temporary Investments

Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.

g.	Dividend Distributions

The Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Funds may distribute such dividend income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.

h.	Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i.	Taxes

It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for the tax years ended September 30, 2020, September 30, 2021 and September 30, 2022 and the one month ended October 31, 2022. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period ended September 30, 2022 and the one month ended October 31, 2022, the Funds did not incur any interest or penalties.

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the ‘‘Advisory Agreement’’), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (‘‘SEC’’) as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ management fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund. Management fees are paid at the end of each outcome period.

Other Funds’ Service Providers

Brown Brothers Harriman & Co. (‘‘BBH’’) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.

Foreside Fund Services, LLC (the ‘‘Distributor’’), is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (‘‘FINRA’’).

Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.

Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.

Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds and performing tax compliance services.

NOTE 4 – PORTFOLIO SECURITIES

There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting one month ended October 31, 2022 and year or period ended September 30, 2022.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem Shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof, generally in exchange for the deposit or delivery of a basket of instruments (including cash in lieu of any portion of such instruments) and/or an amount of cash that each Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable by the Funds.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2022, Allianz Life Insurance Company North America, the parent company of the Adviser (‘‘Allianz Life’’), owned more than 25% of the outstanding Shares of AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF. As of September 30, 2022, Allianz Life owned more than 25% of the outstanding Shares of AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF.

NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS

The Funds intend to elect and qualify each year for treatment as a regulated investment company (‘‘RIC’’) under the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Funds may use the utilization of earnings and profits distributed to shareholders on redemption of shares (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds use the utilization of earnings and profits distributed to shareholders on redemption of shares, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash. If the IRS determines that the Funds’ allocation is improper and that the Funds have under-distributed their income and gain for any taxable year, the Funds may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Funds fail to satisfy the distribution requirements under the Code as noted above, the Funds will not qualify that year as a RIC.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of October 31, 2022 and September 30, 2022, the following Funds have reclassifications due to permanent book-to-tax differences as a result of net operating losses and the utilization of earnings and profits distributed to shareholders on redemption of shares:

	Paid-in Capital	Total distributable earnings (accumulated loss)	Paid-in Capital	Total distributable earnings (accumulated loss)
	October 31, 2022		September 30, 2022
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—	$(397,641)	$397,641
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	—	(628,972)	628,972
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—	—	(115,495)	115,495
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	—	(267,414)	267,414
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	—	(185,540)	185,540
AllianzIM U.S. Large Cap Buffer20 Jul ETF	191,107	(191,107)	(273,921)	273,921
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—	(315,852)	315,852
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	(345,696)	345,696
AllianzIM U.S. Large Cap Buffer10 Nov ETF	—	—	—	—
AllianzIM U.S. Large Cap Buffer20 Nov ETF	—	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	—	—	(176,539)	176,539
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	(240,405)	240,405

There were no distributions paid by the Funds during the year or period ended October 31, 2022 or September 30, 2022.

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The tax character of distributions paid by the Funds during the year ended September 30, 2021 were as follows:

	Ordinary	Net Long-Term
	Income	Capital Gains	Total
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	56,334	96,385	152,719
AllianzIM U.S. Large Cap Buffer20 Apr ETF	31,260	58,899	90,159
AllianzIM U.S. Large Cap Buffer10 Jul ETF	48,145	80,968	129,113
AllianzIM U.S. Large Cap Buffer20 Jul ETF	30,959	56,644	87,603
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	—

The Funds’ components of distributable earnings (accumulated losses) on a tax basis as of October 31, 2022 were as follows:

			Net Unrealized
	Late Year	Capital Loss	Appreciation
	Loss Deferrals	Carryforward	(Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$(39,594)	$(4,447,355)	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	(34,300)	(4,010,112)	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	(11,320)	(698,591)	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	(36,759)	(911,635)	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	(26,879)	(1,186,386)	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	(35,075)	(3,977,592)	2,544,376
AllianzIM U.S. Large Cap Buffer20 Oct ETF	(84,993)	(332,646)	3,427,248
AllianzIM U.S. Large Cap Buffer10 Nov ETF	—	—	(1,987)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	—	—	(1,987)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	(16,657)	(1,845,476)	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	(19,159)	(814,691)	1,035,551

The Funds’ components of distributable earnings (accumulated losses) on a tax basis as of September 30, 2022 were as follows:

			Net Unrealized
	Late Year	Capital Loss	Appreciation
	Loss Deferrals	Carryforward	(Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$(8,252,144)	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	(6,099,858)	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	—	(1,617,240)	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	—	(2,735,668)	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	—	(3,313,653)	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	(53,041)	(3,637,093)	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	(4,050,823)	(18,788)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	(785,004)	(37,007)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	—	(2,917,487)	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	(1,011,187)	(11,427)
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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$72,410,358	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	57,194,149	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	20,145,226	—	—	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	61,557,538	—	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	48,063,830	—	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	132,164,042	—	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	66,213,148	3,921,639	(1,490,941)	2,430,698
AllianzIM U.S. Large Cap Buffer20 Oct ETF	164,006,729	9,262,866	(3,639,587)	5,623,279
AllianzIM U.S. Large Cap Buffer10 Nov ETF	5,268,450	—	(993)	(993)
AllianzIM U.S. Large Cap Buffer20 Nov ETF	5,268,192	—	(993)	(993)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	27,488,521	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	34,907,961	1,948,647	(823,709)	1,124,938

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of September 30, 2022 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$72,977,173	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	60,216,963	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	20,440,583	—	—	—
AllianzIM U.S. Large Cap Buffer20 Apr ETF	63,845,905	—	—	—
AllianzIM U.S. Large Cap Buffer10 Jul ETF	41,791,699	—	—	—
AllianzIM U.S. Large Cap Buffer20 Jul ETF	121,812,890	—	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	46,414,064	—	(9,394)	(9,394)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	91,420,966	—	(18,503)	(18,503)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	26,320,352	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	27,884,744	—	(5,713)	(5,713)

The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due to the options contracts being treated as realized for tax purposes.

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2022, the Funds’ capital loss carryforwards were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,778,943	$2,668,412
AllianzIM U.S. Large Cap Buffer20 Jan ETF	1,604,044	2,406,068
AllianzIM U.S. Large Cap Buffer10 Apr ETF	279,436	419,155
AllianzIM U.S. Large Cap Buffer20 Apr ETF	364,653	546,982
AllianzIM U.S. Large Cap Buffer10 Jul ETF	474,554	711,832
AllianzIM U.S. Large Cap Buffer20 Jul ETF	—	—
AllianzIM U.S. Large Cap Buffer10 Oct ETF	1,547,098	2,430,494
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	332,646
AllianzIM U.S. Large Cap Buffer10 Nov ETF	—	—
AllianzIM U.S. Large Cap Buffer20 Nov ETF	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	738,192	1,107,284
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	207,979	606,712

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of September 30, 2022, the Funds’ capital loss carryforwards were as follows:

	Capital Loss Carryforward
	Short-Term	Long-Term
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$3,300,858	$4,951,286
AllianzIM U.S. Large Cap Buffer20 Jan ETF	2,439,943	3,659,915
AllianzIM U.S. Large Cap Buffer10 Apr ETF	646,896	970,344
AllianzIM U.S. Large Cap Buffer20 Apr ETF	1,094,267	1,641,401
AllianzIM U.S. Large Cap Buffer10 Jul ETF	1,325,461	1,988,192
AllianzIM U.S. Large Cap Buffer20 Jul ETF	1,454,838	2,182,255
AllianzIM U.S. Large Cap Buffer10 Oct ETF	1,620,329	2,430,494
AllianzIM U.S. Large Cap Buffer20 Oct ETF	314,001	471,003
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	1,166,996	1,750,491
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	404,475	606,712

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISK OF INVESTING IN THE FUNDS

The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing. Risks shown below that are applicable to ETFs, such as the Funds, also apply to the Underlying ETF.

FLEX Options Risk

The Funds will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the S&P 500 Price Index’s value or the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index’s value or the Underlying ETF’s share price and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the S&P 500 Price Index’s value or the Underlying ETF’s share price; although they generally move in the same direction, it is possible they may move in different directions.

Underlying ETF Risk

AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Nov ETF, AllianzIM U.S. Large Cap Buffer20 Nov ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF invest in FLEX Options that derive their value from the Underlying ETF, and therefore the Funds’ investment performance largely depends on the investment performance of the Underlying ETF. The value of the Underlying ETF will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds’ investments. The Underlying ETF seeks to track the Underlying Index but may not exactly match the performance of the Underlying Index due to differences between the portfolio of the Underlying ETF and the components of the Underlying Index, fees and expenses, transaction costs, and other factors.

Market Risk

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of the Funds’ Shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to its NAV.

Buffered Loss Risk

There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index’s value or the Underlying ETF’s share price has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk

The Funds’ strategy seeks to provide returns that match the value of the S&P 500 Price Index or the share price returns of the Underlying ETF at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the S&P 500 Price Index or the Underlying ETF experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index’s value or the Underlying ETF’s share price has increased, the investor may have little or no opportunity for investment gain on their Shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

Investment Objective and Outcome Period Risk

There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches that of the S&P 500 Price Index or share price return of the Underlying ETF at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.

Tax Risk

To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the ‘‘issuer’’ of certain derivatives that the Funds will enter into. The Funds intend to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index, which would allow the Funds to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. Based upon the language in the legislative history, the Funds that invest in FLEX Options on the Underlying ETF intend to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow such Funds to qualify for special rules in the RIC diversification requirements. In addition, the Funds intend to treat any income they may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income or if the FLEX Options are not treated as issued by the issuer of the securities underlying the index or issued by the reference asset, as applicable, the Funds may not qualify, or may be disqualified, as a RIC. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as ‘‘buying a dividend’’), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk

During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures approved by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Funds to accurately assign a daily value.

Liquidity Risk

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price of the options. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Cash Transactions Risk

The Funds may issue and redeem creation units of their Shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

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Notes to Financial Statements

October 31, 2022 and September 30, 2022 (continued)

Non-Diversification

The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk

The Adviser cannot predict whether Shares will trade on the Exchange below, at or above their NAV because the Shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Active Markets Risk

There can be no assurance that an active trading market for the Shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds.

NOTE 9 – CORONAVIRUS (COVID-19) PANDEMIC

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 10 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the dates the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of

Trustees of AIM ETF Products Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AIM ETF Products Trust comprising the funds listed below (the “Funds”) as of October 31, 2022 and September 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022 and September 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF	For the period from October 1, 2022 through October 31, 2022 and the year ended September 30, 2022	For the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022, and for the period from December 31, 2020 (commencement of operations) through September 30, 2021
AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF	For the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022	For the period from October 1, 2022 through October 31, 2022, and the years ended September 30, 2022 and 2021	For the period from October 1, 2022 through October 31, 2022, and the years ended September 30, 2022 and September 30, 2021, and for the period from May 28, 2020 (commencement of operations) through September 30, 2020
AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF	For the period from October 1, 2022 through October 31, 2022 and the year ended September 30, 2022	For the period from October 1, 2022 through October 31, 2022, and the years ended September 30, 2022 and 2021	For the period from October 1, 2022 through October 31, 2022, the years ended September 30, 2022 and 2021, and for the period from June 30, 2020 (commencement of operations) through September 30, 2020
AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF	For the period from October 1, 2022 through October 31, 2022, and the year ended September 30, 2022	For the period from October 1, 2022 through October 31, 2022, and the years ended September 30, 2022 and 2021	For the period from October 1, 2022 through October 31, 2022, the years ended September 30, 2022 and September 30, 2021, and for the one day ended September 30, 2020 (commencement of operations)
AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF *	For the four day period from October 28, 2022 through October 31, 2022 (commencement of operations)
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	For the period from October 1, 2022 through October 31, 2022, and the period from December 29, 2021 (commencement of operations) through September 30, 2022
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	For the period from October 1, 2022 through October 31, 2022 and the year ended September 30, 2022	For the period from October 1, 2022 through October 31, 2022, the year ended September 30, 2022, and for the one day period ended September 30, 2021 (commencement of operations)

*	The statements of assets and liabilities, including the schedules of investments, were audited for the period ended October 31, 2022 only, as the Funds commenced operations on October 28, 2022.
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Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 and September 30, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2022

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Disclosure of Fund Expenses

October 31, 2022 (unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from May 1, 2022 until October 31, 2022*.

Actual Expenses

The ‘‘Actual’’ columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading ‘‘Actual Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The ‘‘Hypothetical’’ columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading ‘‘Hypothetical Expenses Paid During the Six-Month Period’’ is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/01/2022	Actual Ending Value 10/31/2022	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 10/31/2022	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap
Buffer10 Jan ETF	$1,000.00	$982.00	$3.70	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer20 Jan ETF	$1,000.00	$1,014.20	$3.76	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer10 Apr ETF	$1,000.00	$974.10	$3.68	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer20 Apr ETF	$1,000.00	$995.30	$3.72	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer10 Jul ETF	$1,000.00	$1,003.70	$3.74	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer20 Jul ETF	$1,000.00	$1,007.90	$3.75	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer10 Oct ETF	$1,000.00	$985.30	$3.70	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
Buffer20 Oct ETF	$1,000.00	$1,026.20	$3.78	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
6 Month Buffer10 Jan/Jul ETF	$1,000.00	$969.30	$3.67	$1,021.48	$3.77	0.74%
AllianzIM U.S. Large Cap
6 Month Buffer10 Apr/Oct ETF	$1,000.00	$970.00	$3.67	$1,021.48	$3.77	0.74%

*	The AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF commenced operations on October 28, 2022. There were no expenses accrued for those Funds for the four-day period ended October 31, 2022. Accordingly, no information is presented for the Funds in the table above.

(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2022, and divided by the 365 (to reflect the one-half year period).
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Disclosure of Fund Expenses

September 30, 2022 (unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from April 1, 2022 until September 30, 2022.

Actual Expenses

The ‘‘Actual’’ columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading ‘‘Actual Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The ‘‘Hypothetical’’ columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading ‘‘Hypothetical Expenses Paid During the Six-Month Period’’ is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 4/01/2022	Actual Ending Value 9/30/2022	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 9/30/2022	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap
Buffer10 Jan ETF	$1,000.00	$871.70	$3.47	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer20 Jan ETF	$1,000.00	$942.60	$3.60	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer10 Apr ETF	$1,000.00	$868.40	$3.47	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer20 Apr ETF	$1,000.00	$924.50	$3.57	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer10 Jul ETF	$1,000.00	$902.00	$3.53	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer20 Jul ETF	$1,000.00	$948.20	$3.61	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer10 Oct ETF	$1,000.00	$886.20	$3.50	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
Buffer20 Oct ETF	$1,000.00	$968.70	$3.65	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
6 Month Buffer10 Jan/Jul ETF	$1,000.00	$887.60	$3.50	$1,021.36	$3.75	0.74%
AllianzIM U.S. Large Cap
6 Month Buffer10 Apr/Oct ETF	$1,000.00	$887.30	$3.50	$1,021.36	$3.75	0.74%

(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2022, and divided by the 365 (to reflect the one-half year period).
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Other Information

Proxy Voting Information

Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2022 is available without charge and upon request by calling 1-877-429-3837, at www.AllianzIMetfs.com or on the SEC’s website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available on the SEC’s website at http://www.sec.gov or on the Funds’ website at www.AllianzIMetfs.com/regulatory-documents/ or by calling 1-877-429-3837.

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Board Approval of the Investment Advisory Agreement (unaudited)

AllianzIM U.S. Large Cap Buffer10 Jan ETF

AllianzIM U.S. Large Cap Buffer20 Jan ETF

AllianzIM U.S. Large Cap Buffer10 Apr ETF

AllianzIM U.S. Large Cap Buffer20 Apr ETF

AllianzIM U.S. Large Cap Buffer10 Jul ETF

AllianzIM U.S. Large Cap Buffer20 Jul ETF

AllianzIM U.S. Large Cap Buffer10 Oct ETF

AllianzIM U.S. Large Cap Buffer20 Oct ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

At an in-person meeting of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 13, 2022, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the renewal of the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF, and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (each, a “Fund”), for an additional one-year period, ending December 31, 2023.

Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of renewal was presented and considered at Board meetings held June 14, 2022, June 21, 2022, and September 13, 2022 (the “Meetings”). In considering renewal of the Agreement, the Independent Trustees also met in executive session with independent counsel, who provided assistance and advice.

The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and renewing the Agreement. The materials provided for the Meetings included: (i) the Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the renewal of investment advisory arrangements. The Board reviewed and considered information provided by the Manager throughout the year at regular Board meetings and in executive sessions. At each such meeting, the Board was advised by independent counsel. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the advisory fee and expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement. Throughout the process, the Board had numerous opportunities to ask questions of and request additional materials from the Manager.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser has realized or may realize “economies of scale” as the fund grows larger; any indirect benefits that have accrued or may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)	The nature, extent and quality of services provided to each Fund by the Manager. The Board considered the scope of services provided under the Agreement. In considering the nature, extent and quality of the services provided by the
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Board Approval of the Investment Advisory Agreement (unaudited) (continued)

Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the Funds as well as to mutual funds underlying variable products and other accounts. The Board also considered the services provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Manager based on its experience, personnel, operations and resources.

(b)	The cost of services provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the expense ratio and advisory fee paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but one of the funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Funds, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits received by the Manager and its affiliates from their relationship with each Fund, taking into account the Manager’s profitability. The Board noted that, due to the relatively recent inception of the Funds, the Funds were currently operating at a loss to the Manager and that each Fund had not yet gathered sufficient resources to result in any meaningful economies of scale; the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)	The investment performance of each Fund and the Manager. The Board considered the investment performance of each Fund, including how it compared to the performance of the Fund’s reference index and in light of the Fund’s buffered outcome investment strategy, recognizing that the Funds have only a limited performance history due to the relatively recent inception of the Funds. The Board considered that each Fund had finished one or more outcome periods in line with the performance outcome it seeks to achieve. The Board concluded that each Fund’s investment performance has been consistent with the Fund’s investment objective and strategies. The Board received and considered information about the premium/discount history of each Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value of the Fund, and by how much, measured in basis points. The Board also took into account the Manager’s experience managing mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to continue to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the renewal of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Board Approval of the Investment Advisory Agreement (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Nov ETF

AllianzIM U.S. Large Cap Buffer20 Nov ETF

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held June 22, 2022, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF (each, a “Fund”), for an initial two-year term.

Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”). Information relevant to the approval of the Agreement was presented and considered at the Meeting. In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice.

The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing each Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third-party database, comparing the proposed advisory fee and projected expense ratio of each Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for each Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)	The nature, extent and quality of services to be provided to each Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of each Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to each Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Manager based on its experience, personnel, operations and resources.
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Board Approval of the Investment Advisory Agreement (unaudited) (continued)

(b)	The cost of services to be provided to each Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by each Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that each Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all but one of the funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of each Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with each Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of each Fund. The Board noted that, because the Funds had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board determined to address economies of scale when assets under management reached appropriate levels.

(c)	The investment performance of each Fund and the Manager. The Board noted that there was no prior performance of the Funds to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that each Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of each Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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Trustees and Officers of the Trust (unaudited)

There are currently eight Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are shown below. Additional information about the Trustees can be found in the Trust’s Statement of Additional Information, which is available without charge, by request, on the Funds’ website at www.AllianzIMetfs.com/regulatory-documents or by calling 1-877-429-3837.

Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AIM Complex(3)	Other Directorships Held Outside the AIM Complex During Past 5 Years
INDEPENDENT TRUSTEES(1)
Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Chairman, Emrys Analytics (a company focused on predictive analytics, artificial intelligence in insurance underwriting and cyber risk) and subsidiaries, 2015 to 2018; Chairman, Argus Investment Strategies Fund Ltd., February 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to 2016, Consultant thereafter; Chairman, Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Sterling Trust (Cayman) Ltd. 2015 to present	54	Argus Group Holdings and Subsidiaries, Deputy Chairman; Sterling Trust (Cayman) Ltd., Chairman; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance.
Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since February 2020	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	54	None
Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Chief Operations Officer, Hartford Funds, 2012 to 2013	54	Diamond Hill Funds (10 funds)
Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Member of the Board and Chairman of the Finance and Investment Committee, Connecticut Water Service, Inc., 2013 to 2019	54	Connecticut Water Service, Inc.
Jack Gee (1959) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, Managing Director, BlackRock, Inc., Treasurer and Chief Financial Officer U.S. iShares, 2004 to 2019	54	Engine No. 1 ETF Trust (1 fund); Esoterica Thematic Trust (2019 to 2020)
Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, CEO, Health eSense Inc. (a medical device company), 2015 to 2018, and Connecticut Innovations, Inc. (a venture capital firm), 2012 to 2015	54	None
Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since February 2020	Retired; previously, senior executive for Lifetouch National School Studios (a photography company), 2006 to 2014, Jostens (a producer of yearbooks and class rings), 2001 to 2006, and Fortis Financial Group, 1997 to 2001	54	None
INTERESTED TRUSTEE(4)
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee and President	Since December 2019	President, Allianz Investment Management LLC, 2010 to present; Vice President, Allianz Life Insurance Company of North America, 2011 to present	54	None

(1)	Member of the Audit Committee.
(2)	Indefinite.
(3)	The AIM Complex includes the Trust, the Allianz Variable Insurance Products Trust, and the Allianz Variable Insurance Products Fund of Funds Trust.
(4)	Is an ‘‘interested person,’’ as defined by the 1940 Act, due to employment by Allianz.
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Trustees and Officers of the Trust (unaudited) (continued)

The officers of the Trust not named above are:

OFFICERS
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(1)/ Length of Time Served	Principal Occupation(s) During Past 5 Years
Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since December 2019	Chief Legal Officer, Allianz Investment Management LLC; Associate General Counsel, Senior Counsel, Allianz Life Insurance Company of North America, 2008 to present
Monique Labbe (1973) 211 Congress Street 10th Floor Suite 1010 Boston, MA 02110	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since February 2020	Fund Principal Officer, Foreside Fund Officer Services, LLC, 2014 to present(2)
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(3) and Anti-Money Laundering Compliance Officer	Since February 2020	Chief Compliance Officer of the Allianz Variable Insurance Trusts, 2014 to present
Michael Tanski (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Assistant Vice President, Allianz Investment Management LLC, 2013 to present
Thomas Paustian (1979) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Hedge Portfolio Manager and Senior Vice President, Allianz Investment Management LLC, June 2020 to present; previously, Hedge Portfolio Manager and Vice President, 2014 to 2020
Blair Johnston (1978) 5701 Golden Hills Drive Minneapolis, MN 55416	Vice President	Since February 2020	Senior Vice President, Allianz Investment Management LLC, 2016 to present

(1)	Indefinite.
(2)	Ms. Labbe serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).
(3)	The Adviser and the Trust are parties to a Compliance Services Agreement under which the Adviser provides an employee of the Adviser or one of its affiliates to act as the Trust’s Chief Compliance Officer.
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AIM ETF PRODUCTS TRUST

Investment Adviser

Allianz Investment Management LLC

5701 Golden Hills Drive

Minneapolis, Minnesota 55416

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Administrator, Custodian, Fund Accountant, and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Legal Counsel

Stradley Ronon Stevens and Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

As of the periods ended September 30, 2022 and October 31, 2022 (the “Reporting Periods”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Periods, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Tamara Lynn Fagely possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Fagely as the Registrant’s audit committee financial expert. Ms. Fagely is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, for services rendered for the fiscal years ended October 31, 2022, September 30, 2022 and September 30, 2021.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $49,500 for October 31, 2022, $110,500 for September 30, 2022 and September 30, 2021 $93,500.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for October 31, 2022, $0 for September 30, 2022 and $0 for September 30, 2021.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $27,000 for October 31, 2022, $35,000 for September 30 2022 and $29,000 for September 30, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 for October 31, 2022, $0 for September 30, 2022 and $0 for September 30, 2021.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 100%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended October 31, 2022, $0 for the fiscal year ended September 30, 2022 and $0 for the fiscal year ended September 30, 2021.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: December 8, 2022

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: December 8, 2022